As filed with the Securities and Exchange Commission on February 3, 2009

Registration No. 333-108525

811-21427

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

WRL FREEDOM PREMIER III VARIABLE ANNUITY

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  14

AND

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  15

SEPARATE ACCOUNT VA U

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on May 1, 2008 pursuant to paragraph (b) of Rule 485

☒ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS (Subject to Completion February 3, 2009)

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA U

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2009

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Western Reserve Life Assurance Co. of Ohio. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

An optional Premium Enhancement Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the WRL Freedom Premier® III Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2009. Please call us at (800) 851-9777 or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation—Conservative VP – Service Class

Transamerica Asset Allocation—Growth VP – Service Class

Transamerica Asset Allocation—Moderate VP – Service Class

Transamerica Asset Allocation—Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by J.P. Morgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

Subadvised by AEGON USA Investment Management

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Subadvised by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio—Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity—VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund—Class 4

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

TABLE OF CONTENTS continued

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least four years after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge or excess interest adjustment and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the the Living Benefits Rider, the Retirement Income Choice Rider, or the Retirement Income Choice with Double Withdrawal Base Benefit Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Western Reserve Life Assurance Co. of Ohio (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2. PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8.50% of premium payments surrendered within eight years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.25% if you do not choose an optional guaranteed minimum death benefit

•	1.30% if you choose the Return of Premium Death Benefit

•	1.50% if you choose the Annual Step-Up Death Benefit

•	1.55% if you choose the 5% Annually Compounding Death Benefit

•	1.65% if you choose the Double Enhanced Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Premium Enhancement Rider, then there is a fee equal to an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio—Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund—Class 4

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Beneficiary Earnings Enhancement -Extra II (“BEE -Extra II”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income Choice Rider, then there is an annual rider fee during the accumulation phase of 0.60% for single life and 0.90% for joint life of the withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the withdrawal base on each rider anniversary. For each additional option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice 1.2 IB Rider, there is an annual rider fee during the accumulation phase of — — % of the benefit based charged quarterly if you elect the Open Allocation Method, and — -% to — — % if you elect the Designated Allocation Method depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the benefit base; this fee is in addition the rider fee for the base benefit.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each annuity payment.

8. DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Double Enhanced Death Benefit

•	5% Annually Compounding Death Benefit

•	Annual Step-Up Death Benefit

•	Return of Premium Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement -Extra II” (“BEE -Extra II”). There is an extra charge for this rider.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charge or excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice Rider.” If you elect the Retirement Income Choice Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice—Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice with Double Withdrawal Base Benefit Rider.” If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice with Double Withdrawal Base Benefit Rider—Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum income benefit. This feature is called the “Retirement Income Choice 1.2 IB Rider.” If you elect the Retirement Income Choice I.2 IB Rider, you must invest according to either the Designated Allocation Method or the Open Allocation Method and meet other conditions. (See “Retirement Income Choice 1.2 IB -Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the “Premium Enhancement” rider. There is an extra charge for this rider.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2008, if any) are in Appendix – Condensed Financial Information to this prospectus.

12. INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 851-9777

All premium payments, loan repayments, correspondence and notices should be sent to this address.

You may check your policy at www.westernreserve.com. Follow the logon procedures. You will need your pre-assigned Personal

Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8.50%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.10%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.25%
Optional Separate Account Expenses:
Double Enhanced Death Benefit	0.40%
5% Annually Compounding Death Benefit	0.30%
Annual Step-Up Death Benefit	0.25%
Return of Premium Death Benefit	0.05%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.20%
Premium Enhancement Rider	0.25%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.35%
Optional Rider Fees:
Beneficiary Earnings Enhancement - Extra II (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge - a % of Total Withdrawal Base)	0.90%
Retirement Income Choice Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	1.35%
Base Benefit (Current)	0.60%
Additional Benefits available with the Retirement Income Choice Rider:

Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Maximum Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.75%
Current Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.00%
Retirement Income Choice Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%
Retirement Income Choice with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.05%
Current Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	1.30%
Retirement Income Choice with Double Withdrawal Base Benefit Rider—Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%
Retirement Income Choice 1.2 IB Rider (annual charge - a % of benefit base):
Base Benefit Open Allocation Method (Maximum)%
Base Benefit Open Allocation Method (Current)%
Base Benefit Designated Allocation Method Class 1 (Maximum)%
Base Benefit Designated Allocation Method Class 1 (Current)%
Base Benefit Designated Allocation Method Class 2 (Maximum)%
Base Benefit Designated Allocation Method Class 2 (current)%
Base Benefit Designated Allocation Method Class 3 (Maximum)%
Base Benefit Designated Allocation Method Class 3 (Current)%
Additional Benefits available with the Retirement Income Choice 1.2 IB Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	%
Current Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	%
Highest Net (after contractual waiver of fees and reimbursement of expenses)%
Highest Gross	%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2008, and the base policy with the combination of available optional features or riders with the highest fees and expenses including the Fund Facilitation Fee, Annual Step-Up Death Benefit, Beneficiary Earnings Enhancement - Extra II Rider, and Retirement Income Choice 1.2 IB Rider - Joint Life with additional Death Benefit and Income Enhancement options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross): If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$
3 Years	$
5 Years	$
10 Years	$

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$
3 Years	$
5 Years	$
10 Years	$

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$
3 Years	$
5 Years	$
10 Years	$

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Expense Examples (Highest Net): If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$
3 Years	$
5 Years	$
10 Years	$

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$
3 Years	$
5 Years	$
10 Years	$

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$
3 Years	$
5 Years	$
10 Years	$

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the AllianceBernstein Balanced Wealth Strategy Portfolio (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund (0.15%). See section “5. Expenses”.

Liquidity Rider: This fee is only charged for the first four policy years.

Optional Premium Enhancement Rider: This fee (0.25%) (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) is in addition to the mortality and expense risk fee.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses plus any optional separate account expenses, but does not include any annual optional rider fees.

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Beneficiary Earnings Enhancement—Extra II: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income Choice Rider and Retirement Income Choice with Double Withdrawal Base Benefit Rider -base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. Note: If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit.

Retirement Income Choice Rider 1.2 IB Rider—base benefit: The fee is a percentage of the benefit base. The benefit base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). During any rider year, the benefit base is equal to the benefit base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent benefit base adjustments. Note: If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit.

Retirement Income Choice Rider and Retirement Income Choice with Double Withdrawal Base Benefit Rider and Retirement Income Choice 1.2 IB Rider—Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice Rider or the Retirement Income Choice with Double Withdrawal Base Benefit Rider or the Retirement Income Choice 1.2 IB Rider with one or more of the following options—Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income Choice Rider Fees with Highest Combination of Benefits and Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees with Highest Combination of Benefits and Maximum Total Retirement Income Choice 1.2 IB Rider fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Annuitization: You cannot annuitize before the fourth policy anniversary.

1. THE ANNUITY POLICY

This prospectus describes the WRL Freedom Premier® III Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives (at our administrative and service office) all information needed to issue the policy;

•	the Company receives (at our administrative and service office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Western Reserve Life Assurance Co. of Ohio and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by the Company for issue ages 0-80. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by the Company.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation—Conservative VP – Service Class

Transamerica Asset Allocation—Growth VP – Service Class

Transamerica Asset Allocation—Moderate VP – Service Class

Transamerica Asset Allocation—Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by J.P. Morgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP –Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

Subadvised by AEGON USA Investment Management

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP –Service Class

Transamerica Value Balanced VP – Service Class

Subadvised by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity—VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

Please note: The ProFunds and the Access One Trust portfolios permit frequent transfers and investors in those portfolios may bear the additional costs and investment risks of frequent transfers.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds nor Access subaccounts.

Because the above restrictions do not apply to the ProFunds nor Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Policy.

•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Policy. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Policy is in addition to the fees and expenses that apply under your Policy.

•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

4. PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the eight years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8.5%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 - 8	2%
more than 8	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 -$10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000—($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8.5%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Account Value Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.10%.

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.

•	For the 5% Annually Compounding Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.40%.

•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.50%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single request.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio—Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund—Class 4

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Premium Enhancement Rider

If you elect the Premium Enhancement Rider, there is a rider fee at an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Beneficiary Earnings Enhancement—Extra II

If you elect the Beneficiary Earnings Enhancement -Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income Choice Rider and Additional Options Fees

If you elect the Retirement Income Choice Rider, there is an annual rider fee of 0.60% (for single life) or 0.90% (for joint life) of the withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Retirement Income Choice Rider, then you will be charged a fee, for each option you elect, of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice with Double Withdrawal Base Benefit rider and Additional Options Fees

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit rider, then for the base benefit (for single life or joint life), there is an annual rider fee of 0.90% of the withdrawal base charged on each rider anniversary prior to annuitization. If you elect options with the Retirement Income Choice with Double Withdrawal Base Benefit rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider anniversary prior to annuitization and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice 1.2 IB Rider and Additional Option Fees

If you elect the Retirement Income Choice 1.2 IB rider, there is a fee which depends upon the allocation method you elect. If you elect the Open Allocation Method, the fee for the base benefit (for single or joint life) is — % of the benefit base charged quarterly prior to annuitization. If you elect the Designated Investment Method, the fee for the base benefit (for single or joint life) is — %, — %, and — % for designated investment options solely in Designated Investment Class 1, Designated Investment Class 2, and Designated Investment Class 3, respectively, (if you elect a combination of designated investment options among various classes, your fee will be based on a weighted average of your choices.) If you elect options with the Retirement Income Choice 1.2 IB rider, then for each option you elect, you will be charged a fee that is a percentage of the benefit base on each rider quarter prior to annuitization and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ACCESS ONE TRUST	0.25%
PROFUNDS	0.25%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND	0.50%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we received $ from TAM pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. We and our affiliates, including TCI, InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives;

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies

•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2008, TCI received revenue sharing payments ranging from $ to $ (for a total of $) from the following Fund managers and/or sub-advisers to participate in TCI’s events: ClearBridge Advisors, LLC, T. Rowe Price Associates Inc., Transamerica Investment Management, LLC, Van Kampen Asset Management, Morgan Stanley Investment Management, Inc., Janus Capital Management, LLC, Jennison Associates LLC, Pacific Investment Management Company LLC, MFS® Investment Management, American Century Investment Management, Inc., AllianceBernstein L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Fidelity Management & Research Company, ING Clarion Real Estate Securities, BlackRock Advisors LLC, BlackRock Investment Management, LLC, Invesco AIM , Inc., Columbia Management Advisors, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., and RidgeWorth Capital Management, Inc. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7. ANNUITY PAYMENTS

(THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least four years after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only).

Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the account value which is the greater of the policy value or cash value on the date we receive the required information at our administrative and service office

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid

(The gross partial surrender is the amount you request to withdraw, plus any surrender charge that may be applicable.)

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 5% Annually Compounding through age 80 Death Benefit, which is equal to:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 5% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Annual Step-Up through age 80 Death Benefit, which is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.40% annually.

5% Annually Compounding Death Benefit

The 5% Annually Compounding Death Benefit is equal to:

•	The premium payments; less

•	Any adjusted partial withdrawals;

Accumulated at an effective annual rate of 5% from the premium payment date or partial withdrawal date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.30% annually.

Annual Step-Up Death Benefit

On each policy anniversary before your 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually.

You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix—Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9. TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender

(including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

Keep in mind that partial withdrawals under the systematic payout option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it.

The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

In addition, with this guarantee your annuity payments are stabilized, or held level, throughout each year. The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested in once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Liquidity Rider may vary for certain policies,may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Premium Enhancement Rider

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% (currently 2% if the Liquidity Rider is also elected) of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.25% (0.15% if Liquidity Rider is also elected) of the assets in each subaccount. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Other Terms and Conditions: If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the premium enhancement rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Beneficiary Earnings Enhancement - Extra II

The optional Beneficiary Earnings Enhancement -Extra II rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Beneficiary Earnings Enhancement - Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement - Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Beneficiary Earnings Enhancement—Extra II — Additional Information” for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement - Extra II benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement—Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement—Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Beneficiary Earnings Enhancement - Extra II. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional — You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special — You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received all necessary information and the minimum required amount. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed;

THEN:

•

the additional premium payments will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. (New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed.)

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits—the Living Benefits Rider, the Retirement Income Choice Rider, or the Retirement Income Choice with Double Withdrawal Base Benefit Rider. Important aspects of each of these riders are summarized in the Appendix—Guaranteed Lifetime Withdrawal benefit Comparison Table and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options.

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix — Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge or excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back”

maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities — Service Class subaccount (which invests in the Transamerica U.S. Government Securities — Service Class portfolio of the Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities — Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice Rider

You may elect to purchase the optional Retirement Income Choice rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice rider for a qualified policy.

Retirement Income Choice – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. Under this benefit, you can withdraw up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could withdraw up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See the “Appendix — Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options.

•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever.

•	We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0-58	0.0%
59-69	5.0%
70-79	6.0%
≥ 80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix–Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders–Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Efficient Markets VP - Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate).

The new rider date will be the date the Company receives all necessary information. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income Choice – Additional Options

You may elect the following options with the Retirement Income Choice rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option.

1. Additional Death Payment Option. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options. See “Section 8. Death Benefit.” The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income Choice rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Option. If you elect this rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the rider withdrawal amount to be withdrawn until the death of the annuitant or the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice Rider and Additional Option Fees. A rider fee, 0.60% for single life or 0.90% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with the Retirement Income Choice rider, you will be charged a fee for each option you elect, that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% (single life) or 0.90% (joint life) of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice Rider Issue Requirements

The Company will not issue the Retirement Income Choice rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income Choice rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a mandatory annuitization date at which time your policy will be annuitized according to its terms. However, if you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

The Retirement Income Choice rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice With Double Withdrawal Base Benefit Rider

You may elect to purchase the optional Retirement Income Choice with Double Withdrawal Base Benefit Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity to increase the withdrawal base if no withdrawals have been made before the 10th rider anniversary or before the anniversary following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) attaining age 67, whichever is later. This rider is available during the accumulation phase, and requires that you invest only in certain investment choices. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice with Double Withdrawal Base Benefit Rider for a qualified policy.

Retirement Income Choice with Double Withdrawal Base Benefit Rider – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. Under this benefit, you can withdraw up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could withdraw up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 61, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 61 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix — Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices”). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice with Double Withdrawal Base Benefit rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

•

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-69	5.0%	4.5%
70-79	6.0%	5.5%
≥ 80	7.0%	6.5%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Double Withdrawal Base Benefit. If no withdrawals have been made 1) before the 10th rider anniversary, or 2) before the rider anniversary following the annuitant (or annuitant’s spouse if younger and the Joint Life is elected) attaining age 67, whichever is later, then the withdrawal base on that rider anniversary will be the greater of 1) the withdrawal base as calculated above or 2) the result of the withdrawal base on the rider date plus any premiums received within 90 days of the rider date, multiplied by 2. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders - Example 5 (no excess withdrawals) and Example 6 (excess withdrawals).”

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP –Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage, and growth rate (which may be higher or lower than your current rider fee percentage and growth rate); and any options you elect to change or add to the rider base benefit. The new rider date will be the date the Company receives all necessary information. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice with Double Withdrawal Base Benefit – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice with Double Withdrawal Base Benefit Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix — Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the rider withdrawal amount to be withdrawn until the death of the annuitant or the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice with Double Withdrawal Base Benefit Rider and Additional Option Fees. A rider fee, 0.90% of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in that investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice with Double Withdrawal Base Benefit Rider Issue Requirements

The Company will not issue the Retirement Income Choice with Double Withdrawal Base Benefit rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice with Double Withdrawal Base Benefit rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a mandatory annuitization date at which time your policy will be annuitized according to its terms. However, if you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice with Double Withdrawal Base Benefit rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice with Double Withdrawal

Base Benefit rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice 1.2 IB

You may elect to purchase the optional Retirement Income Choice 1.2 IB rider which provides you with: (1) a guaranteed minimum income benefit; and (2) the opportunity for increases in the benefit base and benefit percentage. This rider is available during the accumulation phase, and requires that you invest using either the Directed Allocation Method or the Open Allocation Method. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice 1.2 IB rider for a qualified policy.

Retirement Income Choice 1.2 IB – Base Benefit

This benefit is intended to provide a guaranteed minimum level of income in the future by guaranteeing a minimum amount you will have to apply to the rider benefit annuity payment option, regardless of the performance of the investment choices in the allocation method you select. Under this benefit, you can also withdraw up to the rider withdrawal amount each rider year from your policy value, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday without causing an excess withdrawal and thereby decreasing your future available benefit annuity payment amount. A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the benefit base is equal to $127,628 ($100,000 x 1.055). You could withdraw up to $6,381 which is the applicable benefit percentage of 5.0% for the single life option multiplied by the benefit base of $127,628, each rider year until you elect to annuitize under the rider (assuming that you take your first withdrawal when you are age 61, that you do not withdraw more than the rider withdrawal amount in any one year, there are no future automatic step-ups, your policy value does not fall below [$ , ], and you annuitize before the Last Date to Elect Beneit Annuity Payments) and then receive benefit annuity payments for the rest of your life.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 61 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix — Guaranteed Minimum Income Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 IB Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options.

•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not elect to receive benefit annuity payments nor begin taking withdrawals for many years, or ever.

We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any benefit annuity payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your benefit percentage may be and the more opportunities you will have to lock in a higher benefit base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals or elect benefit annuity payments at the most financially beneficial time for you.

•

All policy value must be allocated according to the Designated Allocation Method or the Open Allocation Method. You should consult with your registered representative to assist you in determining whether these investment methods are suited for your financial needs and risk tolerance.

•	Cumulative policy withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, base benefit, benefit annuity payment amount, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawals from your policy will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice 1.2 IB rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. Prior to the election date, you can withdraw up to the rider withdrawal amount (after age 59) in any rider year from your policy value without causing an excess withdrawal. See “Benefit Base Adjustments” and “Rider Death Benefit Adjustments”, below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the benefit base multiplied by the benefit percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

•

only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value falls below [ — -%] of the rider withdrawal amount the rider terminates. If your policy value falls to [ — -%] of the rider withdrawal amount, we will transfer your policy value from your investment options into a subaccount that invests in a money market fund or the fixed account and suspend any current systematic withdrawals (see Systematic Payment Option) to prevent unintended termination of the rider. If this occurs, you can either elect to annuitize and receive the benefit annuity payments guaranteed by this rider or tranfer back into one of the allocation methods and/or take additional withdrawals and risk termination of the rider.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to either the Designated Allocation Method or the Open Allocation Method.

•	If your policy falls below [ — -%] of the rider withdrawal amount this rider terminates.

•	You must elect to annuitize under the terms of this rider to receive benefit annuity payments.

Benefit Percentage. Prior to the election date, we use the benefit percentage to calculate the rider withdrawal amount. On the election date we use the benefit percentage to calculate the benefit annuity payments. The benefit percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The benefit percentage is as follows:

Age at time of first withdrawal	Benefit Percentage— Single Life Option	Benefit Percentage— Joint Life Option
0-58	0.0%	0.0%
59-69	5.0%	4.5%
70-79	6.0%	5.5%
≥ 80	7.0%	6.5%

Please note, once established, the benefit percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Benefit Base. Prior to the election date, we use the benefit base to calculate the rider withdrawal amount. On the Election Date, we use the benefit base to calculate benefit annuity payments. The benefit base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the benefit base is equal to the benefit base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent benefit base adjustments.

Please note:

•

We determine the benefit base solely to calculate the rider withdrawal amount and benefit annuity payments. Your benefit base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the benefit base is generally equal to the policy value on the rider date, the rider withdrawal amount (and ultimately benefit annuity payments) may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the benefit base will equal the greatest of:

•	current benefit base;

•	the benefit base immediately before the rider anniversary increased by the growth credit (see “Growth” below);

•	the policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your benefit base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to — -% of the benefit base immediately before the rider anniversary (i.e., benefit base x — -).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first ten rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the benefit base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the benefit base after any annual growth credit is applied, is less than that amount. Your benefit percentage will also be reset if your benefit base increases due to an automatic step-up. There are no automatic step-ups after the election date.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the benefit base percentage and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Benefit Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the benefit base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the benefit base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Benefit base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Minimum Income Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 IB Rider” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the benefit base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please note: We do not monitor for or notify you of excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals thereby reducing or elimiating your benefit on a accelerated basis.

Benefit Annuity Payments and the Election Date. To receive benefit annuity payments, you must annuitize the policy prior to the Last Date to Elect Benefit Annuity Payments. The annual amount of the benefit annuity payments is equal to the greater of:

•	benefit base on the election date multiplied by the benefit percentage being used for rider withdrawal purposes;

•	benefit base on the election date applied to the rider annuitization factors; or

•	policy value on the election date applied to the policy annuitization factors.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation Method or the Open Allocation Method. Transfers will be permitted between the Designated Allocation Method and the Open Allocation Method at any time.

Designated Allocation Method. Under the Designated Allocation Method, you must designate 100% of your policy value into one or more of the designated investment options in the following designated investment classes:

Designated Investment Class 1

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Designated Investment Class 2

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Designated Investment Class 3

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Transfers between the designated investment options are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option will automatically change your allocation method to the Open Allocation Method.

Open Allocation Method. Under the Open Allocation Method, you may allocate to any investment options available under the policy.

If you elect the Open Allocation Method, the OAM Process will automatically be in effect. The OAM Process is designed to help the Company manage portfolio risk and support the guarantees under the rider. Using the OAM Process, we will monitor your policy value and may transfer amounts back and forth between the OAM Transamerica ProFunds UltraBear VP subaccount, certain other subaccounts we choose, or certain guaranteed period options of the fixed account (each an “OAM subaccount” and collectively, the “OAM subaccounts”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable OAM subaccounts carefully before you elect the Open Allocation Method. We will transfer amounts from your variable investment choices to and between the OAM subaccounts to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the OAM subaccounts proportionally from all your variable investment choices. Currently, OAM transfers are being made to the OAM Transamerica ProFunds UltraBear VP subaccount.

The OAM Process is designed to help reduce the Company’s profolio risk associated with negative performance. Using the OAM Process, we will transfer amounts from your variable investment choices to the OAM subaccounts to the extent we deem, in our sole discretion, necessary to help manage the Company’s portfolio risk and support the guarantees under the rider. You should not view the rider nor the OAM Process as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation Method, it may result in a lower policy value in certain situations. If policy value is transferred from your choosen variable investment choices to the OAM subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Open Allocation Method.

We will use a mathmatical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the OAM subaccounts.

You may not allocate premium payments to, nor transfer policy value into or out of, the OAM subaccounts. OAM Process transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account OAM subaccount are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guaranteed period. Any tranfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the OAM subaccounts first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the OAM subaccounts when the policy value drops by less than 3%. We will not transfer more than 20% of the [benefit base amount/policy value] at one time. If the policy value continues to fall, more transfers to the OAM subaccounts will occur; however, no more than 30% of the [benefit base amount/policy value] will be transfered to the OAM subaccounts. When a transfer occurs, the transferred policy value is allocated to the OAM subaccount(s) we deem appropriate. The policy value allocated to the OAM subaccounts will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Please note: The OAM Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear Portfolio which is designed to perform inversely to the                                 . Please read the prospectus for the Transamerica ProFunds UltraBear Portfolio to understand how its investment objective may affect your policy value if OAM Process transfers occur to the OAM Transamerica ProFunds UltraBear VP subaccount.

The Owner cannot allocate premium payments or transfers to the OAM investment options.

Please note:

•	If you no longer want to be subject to an allocation method, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

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We can eliminate a designated investment option at any time. If a designated investment option is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment option to other designated investment options.

Manual Upgrades. You can upgrade the benefit base to equal the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advanyteagous as the current rider); and any options you elect to change or add.

The new rider date will be the date the Company receives all necessary information. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 86 or older.

Retirement Income Choice 1.2 IB – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the benefit percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice 1.2 IB Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date but before the Election Date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

After the Election Date the rider death benefit is zero.

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix - Guaranteed Minimum Income Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 IB Rider” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

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No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

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Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the benefit base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

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If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, you can also elect to postpone termination of the rider due to death until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The benefit percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

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A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider benefit percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your benefit percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	Benefits from this option do not apply to benefit annuity payments.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the 180-day elimination period requirement.

Retirement Income Choice 1.2 IB Fees

Retirement Income Choice 1.2 IB Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, transfers between designated investment classes, switches in allocation models or excess withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the benefit base.

The Open Allocation Method base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the benefit base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of day in the current year.

The Designated Allocation Method base quarterly fee will be calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the benefit base;

(B)	is the sum of each designated investment class’s rider fee percentage multiplied by the applicable designated investment class’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the current year.

After the Election Date, we will no longer deduct any rider fee. We will assess prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the benefit base and the rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in a form satisfactory to us, and at our Administrative and Services Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the benefit base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the base rider fee is a percentage of the benefit base, the amount of the base rider fee we deduct will increase if the benefit base increases (although the percentage(s) may remain the same).

•	If you make a transfer from a designated investment class to a designated investment class that has a higher rider fee percentage, the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between designated investment options in different classes or changing allocation models on other than the first business day of a rider quarter, a “rider fee adjustmet” will be applied. This adjustment is necessary because different investment classes or allocation models may have different rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for that same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the benefit base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for that same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly prior to annuitization and is a percentage of the benefit base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income Choice 1.2 IB Rider Issue Requirements

The Company will not issue the Retirement Income Choice 1.2 IB rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

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if the Joint Life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice 1.2 IB rider and any additional options will terminate upon the earliest of the following:

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the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•	the business day following the Last Date to Elect Benefit Annuity Payments (as shown on the rider date page);

•	the election date;

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annuitize (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a mandatory annuitization date at which time your policy will be annuitized according to its terms. However, if you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice 1.2 IB rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice 1.2 IB rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. If state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void. If state law requires, we will refund your original premium payment(s).

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Western Reserve Life Assurance Co. of Ohio

Western Reserve Life Assurance Co. of Ohio was incorporated under the laws of the State of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by

AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, and all states except New York. The Company is obligated to pay all benefits under the policy.

The Separate Account

The Company established a separate account, called Separate Account VA U, under the laws of the State of Ohio on August 4, 2003. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banks and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, Western Reserve, InterSecurities, Inc. (ISI) and other affliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the policy.

ISI pays its branch managers a portion of the commissions received from Western Reserve for the sale of the policies. Sales representatives receive a portion of the commissions for their sales of policies in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of policies in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive, directly or indirectly, additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our policies. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $ to $ in 2008 for the sales of the Western Reserve’s insurance products.

During 2008, we entered into “preferred product” arrangements with ISI, WGS, Berthel Fisher & Co Financial Services, H. Beck Inc., First Founders Securities Inc., Harbour Investments Inc., Coordinated Capital Securities, Inc., Trustmont Financial Group, Inc., Packerland Brokerage Services, Inc. and Investors Capital Corp. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid in 2008
H. Beck, Inc.	$
Berthel Fisher	$
Investors Capital Corp.	$
First Founders Securities, Inc.	$
Harbour Investments, Inc.	$
Coordinated Capital Securities, Inc.	$
Trustmont Financial Group, Inc.	$
Packerland Brokerage Services, Inc.	$

No specific charge is assessed directly to Policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Western Reserve Life Assurance Co. of Ohio

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2008. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	1-800-851-9777
writing:	Western Reserve Life Assurance Co. of Ohio 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.195769	$
	2007	$1.150874	$1.195769	222,480
	2006	$1.077074	$1.150874	223,710
	2005	$1.047686	$1.077074	224,948
	2004	$1.000000	$1.047686	0
Transamerica Asset Allocation - Growth VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.416539	$
	2007	$1.345767	$1.416539	221,881
	2006	$1.192441	$1.345767	231,567
	2005	$1.088240	$1.192441	230,921
	2004	$1.000000	$1.088240	189,843
Transamerica Asset Allocation - Moderate VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.282832	$
	2007	$1.216483	$1.282832	97,938
	2006	$1.117290	$1.216483	98,197
	2005	$1.065294	$1.117290	54,973
	2004	$1.000000	$1.065294	52,510
Transamerica Asset Allocation - Moderate Growth VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.361874	$
	2007	$1.293548	$1.361874	69,211
	2006	$1.163732	$1.293548	69,288
	2005	$1.083498	$1.163732	69,370
	2004	$1.000000	$1.083498	142,308
Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.090028	$
	2007	$1.026410	$1.090028	0
	2006	$1.000000	$1.026410	0
Transamerica BlackRock Large Cap Value VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.505275	$
	2007	$1.473739	$1.505275	13,724
	2006	$1.290803	$1.473739	31,283
	2005	$1.139257	$1.290803	28,941
	2004	$1.000000	$1.139257	1,608
Transamerica Capital Guardian Value VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.233439	$
	2007	$1.348289	$1.233439	1,316
	2006	$1.185150	$1.348289	1,324
	2005	$1.126059	$1.185150	6,013
	2004	$1.000000	$1.126059	4,960

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.835126	$
	2007	$2.013912	$1.835126	11,143
	2006	$1.449514	$2.013912	52,020
	2005	$1.308141	$1.449514	24,961
	2004	$1.000000	$1.308141	59
Transamerica Federated Market Opportunity VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.045224	$
	2007	$1.075322	$1.045224	11,497
	2006	$1.071874	$1.075322	11,562
	2005	$1.045464	$1.071874	13,099
	2004	$1.000000	$1.045464	3,101
Transamerica JPMorgan Core Bond VP - Service Class Subaccount Inception Date January 12, 2004	2008	$1.070470	$
	2007	$1.025765	$1.070470	0
	2006	$1.011061	$1.025765	0
	2005	$1.011824	$1.011061	0
	2004	$1.000000	$1.011824	0
Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.240601	$
	2007	$1.215139	$1.240601	1,459
	2006	$1.079630	$1.215139	1,469
	2005	$1.068598	$1.079630	6,462
	2004	$1.000000	$1.068598	1,455
Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.189197	$
	2007	$1.205695	$1.189197	1,227
	2006	$1.041089	$1.205695	1,235
	2005	$1.024427	$1.041089	9,637
	2004	$1.000000	$1.024427	4,850
Transamerica MFS High Yield VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.130922	$
	2007	$1.135744	$1.130922	0
	2006	$1.048749	$1.135744	0
	2005	$1.055385	$1.048749	0
	2004	$1.000000	$1.055385	0
Transamerica Marsico Growth VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.400813	$
	2007	$1.191246	$1.400813	3,710
	2006	$1.157143	$1.191246	3,735
	2005	$1.092269	$1.157143	3,518
	2004	$1.000000	$1.092269	3,596
Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2007	2008	$1.001011	$
	2007	$1.000000	$1.001011	0
Transamerica Munder Net50 VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.232440	$
	2007	$1.078003	$1.232440	0
	2006	$1.104352	$1.078003	0
	2005	$1.046645	$1.104352	0
	2004	$1.000000	$1.046645	3,820
Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.093790	$
	2007	$1.027020	$1.093790	0
	2006	$1.009682	$1.027020	0
	2005	$1.010797	$1.009682	0
	2004	$1.000000	$1.010797	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.320416	$
	2007	$1.308939	$1.320416	7,449
	2006	$1.126319	$1.308939	2,049
	2005	$1.108275	$1.126319	3,213
	2004	$1.000000	$1.108275	3,113
Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.215900	$
	2007	$1.136762	$1.215900	9,507
	2006	$1.123612	$1.136762	9,559
	2005	$1.039589	$1.123612	24,628
	2004	$1.000000	$1.039589	3,788
Transamerica Templeton Global VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.410905	$
	2007	$1.253606	$1.410905	33,128
	2006	$1.081037	$1.253606	14,660
	2005	$1.029760	$1.081037	14,741
	2004	$1.000000	$1.029760	0
Transamerica Third Avenue Value VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.520744	$
	2007	$1.539093	$1.520744	119,875
	2006	$1.357762	$1.539093	64,604
	2005	$1.170655	$1.357762	40,633
	2004	$1.000000	$1.170655	6,604
Transamerica Balanced VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.335547	$
	2007	$1.203448	$1.335547	2,490
	2006	$1.130448	$1.203448	2,413
	2005	$1.071240	$1.130448	1,928
	2004	$1.000000	$1.071240	1,932
Transamerica Convertible Securities VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.356590	$
	2007	$1.171638	$1.356590	2,203
	2006	$1.081561	$1.171638	2,218
	2005	$1.066963	$1.081561	2,253
	2004	$1.000000	$1.066963	2,195
Transamerica Equity VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.541951	$
	2007	$1.357490	$1.541951	965
	2006	$1.279356	$1.357490	49,064
	2005	$1.123845	$1.279356	5,704
	2004	$1.000000	$1.123845	989
Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.579276	$
	2007	$1.314524	$1.579276	8,298
	2006	$1.280021	$1.314524	11,162
	2005	$1.127803	$1.280021	9,359
	2004	$1.000000	$1.127803	4,280
Transamerica Money Market VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.039945	$
	2007	$1.014082	$1.039945	0
	2006	$0.991496	$1.014082	1,458
	2005	$0.986822	$0.991496	1,377
	2004	$1.000000	$0.986822	0
Transamerica Science & Technology VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.292146	$
	2007	$0.996278	$1.292146	0
	2006	$1.009953	$0.996278	0
	2005	$1.012781	$1.009953	0
	2004	$1.000000	$1.012781	3,675

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date May 1, 2004	2008	$1.742427	$
	2007	$1.431040	$1.742427	115,558
	2006	$1.240690	$1.431040	54,834
	2005	$1.118916	$1.240690	27,593
	2004	$1.000000	$1.118916	0
Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.041517	$
	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$0.998533	$0.996944	0
	2004	$1.000000	$0.998533	0
Transamerica Value Balanced VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.297754	$
	2007	$1.245325	$1.297754	1,660
	2006	$1.105707	$1.245325	1,671
	2005	$1.063376	$1.105707	1,730
	2004	$1.000000	$1.063376	1,707
Transamerica Van Kampen Mid-Cap Growth VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.373698	$
	2007	$1.148073	$1.373698	1,953
	2006	$1.070067	$1.148073	1,897
	2005	$1.018533	$1.070067	1,514
	2004	$1.000000	$1.018533	1,519
PAM Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.041517	$
	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$1.000000	$0.996944	0
Fidelity - VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2008	$1.269439	$
	2007	$1.232995	$1.269439	1,163
	2006	$1.091009	$1.232995	0
	2005	$1.065846	$1.091009	0
	2004	$1.000000	$1.065846	9,207
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2008	$1.166180	$
	2007	$1.000000	$1.166180	0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2008	$1.109701	$
	2007	$1.000000	$1.109701	0
ProFund VP Bull Subaccount Inception Date July 1, 2007	2008	$0.953648	$
	2007	$1.000000	$0.953648	0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2008	$0.913248	$
	2007	$1.000000	$0.913248	0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2008	$1.144697	$
	2007	$1.000000	$1.144697	0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2008	$1.026865	$
	2007	$1.000000	$1.026865	0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2008	$1.055447	$
	2007	$1.000000	$1.055447	0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2008	$0.862062	$
	2007	$1.000000	$0.862062	0
ProFund VP International Subaccount Inception Date September 6, 2007	2008	$1.007921	$
	2007	$1.000000	$1.007921	0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2008	$0.910459	$
	2007	$1.000000	$0.910459	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2008	$0.973154	$
	2007	$1.000000	$0.973154	0
ProFund VP Money Market Subaccount Inception Date July 1, 2007	2008	$1.007387	$
	2007	$1.000000	$1.007387	0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2008	$1.088496	$
	2007	$1.000000	$1.088496	0
ProFund VP NASDAQ-100 Subaccount Inception Date July 1, 2007	2008	$1.058754	$
	2007	$1.000000	$1.058754	0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2008	$0.997231	$
	2007	$1.000000	$0.997231	0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2008	$1.175140	$
	2007	$1.000000	$1.175140	0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2008	$0.822242	$
	2007	$1.000000	$0.822242	0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2008	$0.980805	$
	2007	$1.000000	$0.980805	0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2008	$0.970869	$
	2007	$1.000000	$0.970869	0
ProFund VP Short Small-Cap Subaccount Inception Date July 1, 2007	2008	$1.078809	$
	2007	$1.000000	$1.078809	0
ProFund VP Small-Cap Subaccount Inception Date July 1, 2007	2008	$0.902669	$
	2007	$1.000000	$0.902669	0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2008	$0.913929	$
	2007	$1.000000	$0.913929	0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2008	$0.951773	$
	2007	$1.000000	$0.951773	0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2008	$0.884450	$
	2007	$1.000000	$0.884450	0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2008	$1.079358	$
	2007	$1.000000	$1.079358	0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2008	$1.071923	$
	2007	$1.000000	$1.071923	0
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2008	$1.028245	$
	2007	$1.000000	$1.028245	0

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.238522	$
	2007	$1.181464	$1.238522	14,733,665
	2006	$1.095988	$1.181464	14,430,621
	2005	$1.056719	$1.095988	12,235,089
	2004	$1.000000	$1.056719	7,503,001
Transamerica Asset Allocation - Growth VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.467189	$
	2007	$1.381527	$1.467189	26,847,935
	2006	$1.213363	$1.381527	25,275,163
	2005	$1.097614	$1.213363	20,537,855
	2004	$1.000000	$1.097614	10,035,215

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.328693	$
	2007	$1.248802	$1.328693	44,798,869
	2006	$1.136894	$1.248802	44,855,307
	2005	$1.074467	$1.136894	38,446,637
	2004	$1.000000	$1.074467	22,424,620
Transamerica Asset Allocation - Moderate Growth VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.410558	$
	2007	$1.327918	$1.410558	74,341,269
	2006	$1.184151	$1.327918	66,333,637
	2005	$1.092831	$1.184151	45,633,076
	2004	$1.000000	$1.092831	18,940,718
Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006		$1.106246
	2008	$1.106246	$
	2007	$1.032458	$1.106246	3,391,652
	2006	$1.000000	$1.032458	1,315,507
Transamerica BlackRock Large Cap Value VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.559110	$
	2007	$1.512915	$1.559110	1,811,798
	2006	$1.313474	$1.512915	2,342,337
	2005	$1.149081	$1.313474	1,053,249
	2004	$1.000000	$1.149081	180,932
Transamerica Capital Guardian Value VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.277534	$
	2007	$1.384111	$1.277534	1,249,142
	2006	$1.205949	$1.384111	1,242,159
	2005	$1.135763	$1.205949	1,162,876
	2004	$1.000000	$1.135763	671,525
Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.900683	$
	2007	$2.067380	$1.900683	2,679,802
	2006	$1.474943	$2.067380	3,805,594
	2005	$1.319407	$1.474943	2,790,656
	2004	$1.000000	$1.319407	1,226,832
Transamerica Federated Market Opportunity VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.082598	$
	2007	$1.038970	$1.082598	3,722,063
	2006	$1.090700	$1.103897	4,817,706
	2005	$1.054486	$1.090700	5,230,056
	2004	$1.000000	$1.054486	2,845,832
Transamerica JPMorgan Core Bond VP - Service Class Subaccount Inception Date January 12, 2004	2008	$1.108765	$
	2007	$1.053040	$1.108765	960,657
	2006	$1.028816	$1.053043	1,134,018
	2005	$1.020550	$1.028816	790,305
	2004	$1.000000	$1.020550	578,796
Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.284944	$
	2007	$1.247416	$1.284944	1,167,784
	2006	$1.098576	$1.247416	796,705
	2005	$1.077814	$1.098576	1,054,002
	2004	$1.000000	$1.077814	1,591,931
Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.231692	$
	2007	$1.237717	$1.231692	1,178,963
	2006	$1.059368	$1.237717	1,211,730
	2005	$1.033259	$1.059368	1,239,124
	2004	$1.000000	$1.033259	1,141,234

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.171341	$
	2007	$1.165918	$1.171341	494,975
	2006	$1.067163	$1.165918	1,546,606
	2005	$1.064471	$1.067163	285,552
	2004	$1.000000	$1.064471	280,788
Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2007	2008	$1.006958	$
	2007	$1.000000	$1.006958	583,903
Transamerica Marsico Growth VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.450893	$
	2007	$1.222909	$1.450893	689,877
	2006	$1.177448	$1.222909	619,802
	2005	$1.101675	$1.177448	539,799
	2004	$1.000000	$1.101675	389,681
Transamerica Munder Net50 VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.276482	$
	2007	$1.106643	$1.276482	421,654
	2006	$1.123731	$1.106643	326,280
	2005	$1.055671	$1.123731	337,135
	2004	$1.000000	$1.055671	316,895
Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.132924	$
	2007	$1.054338	$1.132924	1,535,592
	2006	$1.027433	$1.054338	1,379,971
	2005	$1.019517	$1.027433	1,409,730
	2004	$1.000000	$1.019517	647,922
Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.367637	$
	2007	$1.343728	$1.367637	1,762,404
	2006	$1.146093	$1.343728	1,550,484
	2005	$1.117827	$1.146093	1,791,077
	2004	$1.000000	$1.117827	1,192,977
Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.259355	$
	2007	$1.166953	$1.259355	831,582
	2006	$1.143320	$1.166953	1,396,740
	2005	$1.048551	$1.143320	2,664,103
	2004	$1.000000	$1.048551	424,410
Transamerica Templeton Global VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.461312	$
	2007	$1.286892	$1.461312	1,924,779
	2006	$1.100008	$1.286892	1,917,576
	2005	$1.038628	$1.100008	968,060
	2004	$1.000000	$1.038628	986,140
Transamerica Third Avenue Value VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.575116	$
	2007	$1.580003	$1.575116	5,437,812
	2006	$1.381608	$1.580003	5,901,527
	2005	$1.180749	$1.381608	4,569,962
	2004	$1.000000	$1.180749	2,201,142
Transamerica Balanced VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.383300	$
	2007	$1.235435	$1.383300	775,121
	2006	$1.150301	$1.235435	643,570
	2005	$1.080469	$1.150301	441,236
	2004	$1.000000	$1.080469	426,075

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.405090	$
	2007	$1.202787	$1.405090	530,552
	2006	$1.100560	$1.202787	530,249
	2005	$1.076169	$1.100560	505,776
	2004	$1.000000	$1.076169	213,495
Transamerica Equity VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.597073	$
	2007	$1.393568	$1.597073	4,966,750
	2006	$1.301820	$1.393568	5,004,670
	2005	$1.133532	$1.301820	3,094,460
	2004	$1.000000	$1.133532	2,090,656
Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.635742	$
	2007	$1.349470	$1.635742	1,161,648
	2006	$1.302497	$1.349470	1,128,273
	2005	$1.137520	$1.302497	898,940
	2004	$1.000000	$1.137520	590,910
Transamerica Money Market VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.077129	$
	2007	$1.041050	$1.077129	3,860,358
	2006	$1.008922	$1.041050	2,299,227
	2005	$0.995342	$1.008922	3,530,333
	2004	$1.000000	$0.995342	3,399,298
Transamerica Science & Technology VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.338358	$
	2007	$1.022769	$1.338358	478,138
	2006	$1.027685	$1.022769	94,125
	2005	$1.021512	$1.027685	104,006
	2004	$1.000000	$1.021512	115,795
Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date May 1, 2004	2008	$1.799817	$
	2007	$1.465093	$1.799817	2,852,907
	2006	$1.259050	$1.465093	1,606,608
	2005	$1.125499	$1.259050	1,612,485
	2004	$1.000000	$1.125499	280,786
Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.078770	$
	2007	$1.032619	$1.078770	574,423
	2006	$1.014459	$1.032619	385,218
	2005	$1.007147	$1.014459	384,076
	2004	$1.000000	$1.007147	525,455
Transamerica Value Balanced VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.344145	$
	2007	$1.278416	$1.344145	642,026
	2006	$1.125117	$1.278416	669,707
	2005	$1.072534	$1.125117	835,699
	2004	$1.000000	$1.072534	408,280
Transamerica Van Kampen Mid-Cap Growth VP – Service Class Subaccount Inception Date January 12, 2004	2008	$1.422831	$
	2007	$1.178603	$1.422831	1,235,573
	2006	$1.088865	$1.178603	1,142,007
	2005	$1.027325	$1.088865	914,108
	2004	$1.000000	$1.027325	846,034
PAM Transamerica U.S. Government Securities VP — Service Class Subaccount Inception Date January 12, 2004	2008	$1.078770	$
	2007	$1.032619	$1.078770	1,112,969
	2006	$1.014459	$1.032619	28,050
	2005	$1.007147	$1.014459	10,986
	2004	$1.000000	$1.007147	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2008	$1.314839	$
	2007	$1.265780	$1.314839	1,171,464
	2006	$1.110169	$1.265780	773,524
	2005	$1.075035	$1.110169	702,915
	2004	$1.000000	$1.075035	382,634
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2008	$1.169526	$
	2007	$1.000000	$1.169526	288,851
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2008	$1.112879	$
	2007	$1.000000	$1.112879	842,640
ProFund VP Bull Subaccount Inception Date July 1, 2007	2008	$0.958122	$
	2007	$1.000000	$0.958122	138,272
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2008	$0.915866	$
	2007	$1.000000	$0.915866	0.00
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2008	$1.147982	$
	2007	$1.000000	$1.147982	91,400
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2008	$1.029815	$
	2007	$1.000000	$1.029815	1,187,307
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2008	$1.058469	$
	2007	$1.000000	$1.058469	18,740
ProFund VP Financials Subaccount Inception Date September 6, 2007	2008	$0.864541	$
	2007	$1.000000	$0.864541	2,573
ProFund VP International Subaccount Inception Date September 6, 2007	2008	$1.010814	$
	2007	$1.000000	$1.010814	65,581
ProFund VP Japan Subaccount Inception Date September 6, 2007	2008	$0.913075	$
	2007	$1.000000	$0.913075	45,859
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2008	$0.975945	$
	2007	$1.000000	$0.975945	0.00
ProFund VP Money Market Subaccount Inception Date July 1, 2007	2008	$1.012111	$
	2007	$1.000000	$1.012111	7,426,750
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2008	$1.091613	$
	2007	$1.000000	$1.091613	307,483
ProFund VP NASDAQ-100 Subaccount Inception Date July 1, 2007	2008	$1.063719	$
	2007	$1.000000	$1.063719	51,137
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2008	$1.000086	$
	2007	$1.000000	$1.000086	0.00
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2008	$1.178522	$
	2007	$1.000000	$1.178522	54,506
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2008	$0.824593	$
	2007	$1.000000	$0.824593	0.00
ProFund VP Short International Subaccount Inception Date September 6, 2007	2008	$0.983612	$
	2007	$1.000000	$0.983612	16,120
ProFund VP Short NASDAQ-100(4) Subaccount Inception Date September 6, 2007	2008	$0.973637	$
	2007	$1.000000	$0.973637	14,232
ProFund VP Short Small-Cap Subaccount Inception Date July 1, 2007	2008	$1.083859	$
	2007	$1.000000	$1.083859	13,154
ProFund VP Small-Cap Subaccount Inception Date July 1, 2007	2008	$0.906913	$
	2007	$1.000000	$0.906913	8,258

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2008	$0.916559	$
	2007	$1.000000	$0.916559	20,893
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2008	$0.954517	$
	2007	$1.000000	$0.954517	1,170
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2008	$0.887004	$
	2007	$1.000000	$0.887004	0.00
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2008	$1.082444	$
	2007	$1.000000	$1.082444	595,500
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2008	$1.074995	$
	2007	$1.000000	$1.074995	1,362,559
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2008	$1.031187	$
	2007	$1.000000	$1.031187	0.00

(1)

Transamerica Series Trust - All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	Formerly known as Templeton Transamerica Global.
(3)	Formerly known as ProFund VP OTC.
(4)	Formerly known as ProFund VP Short OTC.

The Transamerica                                          had not commenced operations as of December 31, 2008, therefore, comparable data is not available.

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any death benefit other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$0
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in policy value	= $	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$0
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	= $15,556
Reduction in policy value	= $15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Death Benefit — (Continued)

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up	Greater of 6% & Monthly Step-Up**
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$100,000	$100,000	$106,000
2	20%	$100,000	$112,622	$112,360
3	17%	$100,000	$130,417	$128,804
4	-7%	$100,000	$130,417	$128,804
5	18%	$100,000	$139,836	$136,900
6	10%	$100,000	$152,142	$148,331
7	16%	$100,000	$174,658	$169,616
8	10%	$100,000	$190,028	$183,779
9	19%	$100,000	$223,853	$215,665
10	10%	$100,000	$243,553	$233,673

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the mortality and expense risk charges and applicable death benefit charge. Different hypothetical returns would produce different results.
**	For years 1-2, the cumulative portion is higher, for the remaining years the step-up portion is higher (if the hypothetical returns for these years had been lower, the cumulative portion would be larger than the step-up portion).

APPENDIX

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER - ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement - Extra II is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

You may elect one of the following optional riders under the policy that offer guaranteed minimum withdrawal benefits - the the Living Benefits Rider, the Retirement Income Choice Rider, or the Retirement Income Choice with Double Withdrawal Base Benefit Rider. Important aspects of each of these riders are summarized in the following chart.

Note: The the Living Benefits Rider, the Retirement Income Choice Rider, or the Retirement Income Choice with Double Withdrawal Base Benefit Rider and any additional options available under that rider, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider
Benefit:	Benefit:	Benefit:

• Provides:	• Provides:	• Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (0.05% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (0.05% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider

(4) Double Withdrawal Base Benefit—If you have not taken any withdrawals by the later of (A) during the first 10 rider years or (B) before the rider anniversary following the annuitant’s (or, the annuitant’s spouse, if younger and the joint life option is elected) attaining age 67, the withdrawal base on that rider anniversary will be the greater of (i) the withdrawal base as calculated under the rider or (ii) twice the sum of the withdrawal base on the rider date and any premiums received within 90 days of the rider date.

• Upgrades:	• Upgrades:	• Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (lower if required by state law).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider
	• Additional Options:	• Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifing person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifing person(s) is/are no longer confined.

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifing person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifing person(s) is/are no longer confined.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider
Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

Charge: 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

Charges:

(1) for Base Benefit only—0.60% (single life) or 0.90% (joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Charges:

(1) for Base Benefit only—0.90% (single life and joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

•     Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

	• You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE AND

RETIREMENT INCOME CHOICE WITH DOUBLE WITHDRAWAL BASE BENEFIT

RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount?

$2,353 pro rata amount.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You = owner and annuitant, age 58 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You = owner and annuitant, age 58 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (For Retirement Income Choice with Double Withdrawal Base Benefit Rider only - Base demonstrating doubling of WB with Additional Death Payment Option):

Assumptions:

You = owner and annuitant, age 58 on rider issue; age 69 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889, or $100,000 * 2 = $200,000 (premiums applied within 90 days of rider date).

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $10,000 (5% of the then-current $200,000 withdrawal base)

GPWD = $10,000

EWD = $0

PV = $90,000 in 10 years

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

No, there is no excess withdrawal under the guarantee since no more than $10,000 is withdrawn.

Result. In this example, because no portion of the withdrawal base was in excess of $10,000, the withdrawal base does not change.

Example 6 (Retirement Income Choice with Double Withdrawal Base Benefit rider only - Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 69 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889, or $100,000 (premiums applied within 90 days of rider date) * 2 = $200,000.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $10,000 (5% of the then-current $200,000 withdrawal base)

GPWD = $15,000

EWD = $5,000 ($15,000 - $9,000)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $10,000 = $5,000 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($5,000 / ($90,000 - $10,000)) * ($100,000 - $10,000) = $5,625

Step Three. Which is larger, the actual $5,000 excess withdrawal amount or the $5,625 pro rata amount?

$5,625 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $10,000 (RWA) + $5,625 (pro rata excess) = $15,625

2.	$100,000 - $15,625 = $84,375

Result. The rider benefit is $84,375.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $10,000, the withdrawal base would remain at $200,000 and the rider withdrawal amount would be $10,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($5,000 / ($90,000 - $10,000)) * $200,000 = $12,500

Step Three. Which is larger, the actual $5,000 excess withdrawal amount or the $12,500 pro rata amount?

$12,500 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$200,000 - $12,500 = $187,500

Result. The new withdrawal base is $187,500.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% withdrawal percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$187,500 (the adjusted withdrawal base) * 5% = $9,375

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base is $9,375.

APPENDIX

GUARANTEED MINIMUM INCOME BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE 1.2 IB

RIDER

When a withdrawal is taken, four parts of the minimum income benefit can be affected:

1.	Base Benefit (“BB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

4.	Benefit Annuity Payments (“BAP”)

Benefit Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the benefit base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the benefit base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A)	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B)	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C)	is the benefit base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A)	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B)	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C)	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed minimum income benefit.

Example 1 (Base):

Assumptions:

Benefit Base (“BB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 benefit base)

Guaranteed Minimum Income Benefit — (Continued)

Gross Partial Withdrawal (“GPWD”) = $5,000

Excess Withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Benefit Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the rider since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the benefit base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

BB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 benefit base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Benefit Percentage is 5%.

Result. Because there was an excess withdrawal amount, the benefit base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the benefit base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the benefit base is also reduced (this is the amount the 5% is based on).

New benefit base:

Step One. The benefit base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the benefit base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * BB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount?

$2,353 pro rata amount.

Step Four. What is the new benefit base upon which the rider withdrawal amount is based?

$100,000 - $2,353 = $97,647

Guaranteed Minimum Income Benefit — (Continued)

Result. The new benefit base is $97,647

New rider withdrawal amount:

Because the benefit base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted benefit base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

BB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

BB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 benefit base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You = owner and annuitant, age 58 on rider issue; age 66 at time withdrawals begin, which means benefit percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the benefit base does not change.

Guaranteed Minimum Income Benefit — (Continued)

Example 4 (Base demonstrating BB growth with Additional Death Payment Option):

Assumptions:

You = owner and annuitant, age 58 on rider issue; age 66 at time withdrawals begin, which means Benefit Percentage is 5%.

BB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

BB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 benefit base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total benefit base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with BB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 69 at time withdrawals begin, which means benefit percentage is 5%.

BB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

BB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889, or $100,000 (premiums applied within 90 days of rider) * 2 = $200,000.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $10,000 (5% of the then-current $200,000 benefit base)

GPWD = $15,000

EWD = $5,000 ($15,000 - $10,000)

PV = $90,000 in 10 years

Guaranteed Minimum Income Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $10,000 = $5,000 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($5,000 / ($90,000 - $10,000)) * ($100,000 - $10,000) = $5,625

Step Three. Which is larger, the actual $5,000 excess withdrawal amount or the $5,625 pro rata amount?

$5,625 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $10,000 (RWA) + $5,625 (pro rata excess) = $15,625

2.	$100,000 - $15,625 = $84,375.

Result. The rider benefit is $84,375.

Note: Because there was an excess withdrawal amount in this example, the benefit base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $10,000, the benefit base would remain at $200,000 and the rider withdrawal amount would be $10,000. However, because an excess withdrawal has been taken, the benefit base is also reduced.

New benefit base:

Step One. The benefit base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the benefit base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * BB before any adjustments

2.	($5,000 / ($90,000 - $10,000)) * $200,000 = $12,500

Step Three. Which is larger, the actual $5,000 excess withdrawal amount or the $12,500 pro rata amount?

$12,500 pro rata amount.

Step Four. What is the new benefit base upon which the rider withdrawal amount is based?

$200,000 - $12,500 = $187,500

Result. The new benefit base is $187,500

Guaranteed Minimum Income Benefit — (Continued)

New rider withdrawal amount:

Because the benefit base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$187,500 (the adjusted benefit base) * 5% = $9,375

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $9,375.

STATEMENT OF ADDITIONAL INFORMATION (Subject to Completion, February 3, 2009)

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA U

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Premier® III Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the current prospectus, dated May 1, 2009, by calling (800) 851-9777, or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2009

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least four years after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge or excess interest adjustment and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

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Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, Retirement Income Choice Rider, or the Retirement Income Choice with Double Withdrawal Base Benefit Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

4

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve Life Assurance Co. of Ohio (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

7

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to
51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-3,052.00) = 51,129.21
Portion of free amount which is deducted from	=cumulative earnings
cumulative earnings	= 4,181.21
Portion of free amount which is deducted from	= 5,000 – 4,181.21
premium	= 818.79
Surrender charges	= (50,000.00 – 818.79)* .08 = 3,934.50
Net surrender value at middle of policy year 2	= 51,129.21 - 3,934.50 = 47,194.71

Upon full surrender of the policy, the net surrender value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of free amount which is deducted from	= cumulative earnings
cumulative earnings	= 4,181.21
Portion of free amount which is deducted from	= 5,000.00 – 4,181.21
premium	= 818.79
Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50
Net surrender value at middle of policy year 2	= 55,931.21 - 3,934.50 = 51,996.71

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

9

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00
To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1-surrender charge).
New EPW = 15,000/(1 - .08) = 16,304.35
SC = .08 * (16,304.35 – (-553.66)) = 1,348.64
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00
To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1-surrender charge).
New EPW = 15,000/(1 - .08) = 16,304.35
SC = .08 * (16,304.35 – 553.66) = 1,260.06
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,260.06) = 33,474.81

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

11

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

12

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The

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Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

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Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

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CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

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The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

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We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The

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death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

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Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

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B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.65% on an annual basis; On a daily basis, this equals 0.000044838.

Then, the net investment factor = (11.57 + 0 – 0) - 0.000044838 = Z = 1.014867443

                                                             (11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

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The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the policy value held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

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Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

                                                                                      1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains

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and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8.5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

24

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

25

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Division may determine the items are correct. The Company’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

26

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Corporation, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal year 2008, the amounts paid to TCI in connection with all policies sold through the separate account were $                        . TCI passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

During fiscal years 2008, 2007, and 2006, the amounts paid to AFSG in connection with all policies sold through the separate account were $                        , $4,386,510, and $33,888,896, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

27

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company relating to certain matters under the federal securities laws.

28

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Financial statements of the WRL Freedom Premier® III Variable Annuity subaccounts of Separate Account VA U, which are available for investment by WRL Freedom Premier® III Variable Annuity policy owners on December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA U, which are available for investment by WRL Freedom Premier® III Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

29

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

			2.15%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2008	$1.195769	$
Subaccount Inception Date January 12, 2004	2007	$1.150874		$1.195769	222,480
	2006	$1.077074		$1.150874	223,710
	2005	$1.047686		$1.077074	224,948
	2004	$1.000000		$1.047686	0
Transamerica Asset Allocation - Growth VP – Service Class(1)	2008	$1.416539	$
Subaccount Inception Date January 12, 2004	2007	$1.345767		$1.416539	221,881
	2006	$1.192441		$1.345767	231,567
	2005	$1.088240		$1.192441	230,921
	2004	$1.000000		$1.088240	189,843
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2008	$1.282832	$
Subaccount Inception Date January 12, 2004	2007	$1.216483		$1.282832	97,938
	2006	$1.117290		$1.216483	98,197
	2005	$1.065294		$1.117290	54,973
	2004	$1.000000		$1.065294	52,510
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2008	$1.361874	$
Subaccount Inception Date January 12, 2004	2007	$1.293548		$1.361874	69,211
	2006	$1.163732		$1.293548	69,288
	2005	$1.083498		$1.163732	69,370
	2004	$1.000000		$1.083498	142,308
Transamerica International Moderate Growth VP – Service Class(1)	2008	$1.090028	$
Subaccount Inception Date May1, 2006	2007	$1.026410		$1.090028	0
	2006	$1.000000		$1.026410	0
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2008	$1.505275	$
Subaccount Inception Date January 12, 2004	2007	$1.473739		$1.505275	13,724
	2006	$1.290803		$1.473739	31,283
	2005	$1.139257		$1.290803	28,941
	2004	$1.000000		$1.139257	1,608
Transamerica Capital Guardian Value VP – Service Class(1)	2008	$1.233439	$
Subaccount Inception Date January 12, 2004	2007	$1.348289		$1.233439	1,316
	2006	$1.185150		$1.348289	1,324
	2005	$1.126059		$1.185150	6,013
	2004	$1.000000		$1.126059	4,960
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2008	$1.835126	$
Subaccount Inception Date January 12, 2004	2007	$2.013912		$1.835126	11,143
	2006	$1.449514		$2.013912	52,020
	2005	$1.308141		$1.449514	24,961
	2004	$1.000000		$1.308141	59
Transamerica Federated Market Opportunity VP – Service Class(1)	2008	$1.045224	$
Subaccount Inception Date January 12, 2004	2007	$1.075322		$1.045224	11,497
	2006	$1.071874		$1.075322	11,562
	2005	$1.045464		$1.071874	13,099
	2004	$1.000000		$1.045464	3,101

30

CONDENSED FINANCIAL INFORMATION — (Continued)

			2.15%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica JPMorgan Core Bond VP – Service Class(1)	2008	$1.070470	$
Subaccount Inception Date January 12, 2004	2007	$1.025765		$1.070470	0
	2006	$1.011061		$1.025765	0
	2005	$1.011824		$1.011061	0
	2004	$1.000000		$1.011824	0
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2008	$1.240601	$
Subaccount Inception Date January 12, 2004	2007	$1.215139		$1.240601	1,459
	2006	$1.079630		$1.215139	1,469
	2005	$1.068598		$1.079630	6,462
	2004	$1.000000		$1.068598	1,455
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2008	$1.189197	$
Subaccount Inception Date January 12, 2004	2007	$1.205695		$1.189197	1,227
	2006	$1.041089		$1.205695	1,235
	2005	$1.024427		$1.041089	9,637
	2004	$1.000000		$1.024427	4,850
Transamerica MFS High Yield VP – Service Class(1)	2008	$1.130922	$
Subaccount Inception Date January 12, 2004	2007	$1.135744		$1.130922	0
	2006	$1.048749		$1.135744	0
	2005	$1.055385		$1.048749	0
	2004	$1.000000		$1.055385	0
Transamerica Marsico Growth VP – Service Class(1)	2008	$1.400813	$
Subaccount Inception Date January 12, 2004	2007	$1.191246		$1.400813	3,710
	2006	$1.157143		$1.191246	3,735
	2005	$1.092269		$1.157143	3,518
	2004	$1.000000		$1.092269	3,596
Transamerica MFS International Equity VP – Service Class(1)	2008	$1.001011	$
Subaccount Inception Date May 1, 2007	2007	$1.000000		$1.001011	0
Transamerica Munder Net50 VP – Service Class(1)	2008	$1.232440	$
Subaccount Inception Date January 12, 2004	2007	$1.078003		$1.232440	0
	2006	$1.104352		$1.078003	0
	2005	$1.046645		$1.104352	0
	2004	$1.000000		$1.046645	3,820
Transamerica PIMCO Total Return VP – Service Class(1)	2008	$1.093790	$
Subaccount Inception Date January 12, 2004	2007	$1.027020		$1.093790	0
	2006	$1.009682		$1.027020	0
	2005	$1.010797		$1.009682	0
	2004	$1.000000		$1.010797	0
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2008	$1.320416	$
Subaccount Inception Date January 12, 2004	2007	$1.308939		$1.320416	7,449
	2006	$1.126319		$1.308939	2,049
	2005	$1.108275		$1.126319	3,213
	2004	$1.000000		$1.108275	3,113
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2008	$1.215900	$
Subaccount Inception Date January 12, 2004	2007	$1.136762		$1.215900	9,507
	2006	$1.123612		$1.136762	9,559
	2005	$1.039589		$1.123612	24,628
	2004	$1.000000		$1.039589	3,788
Transamerica Templeton Global VP – Service Class(2)	2008	$1.410905	$
Subaccount Inception Date January 12, 2004	2007	$1.253606		$1.410905	33,128
	2006	$1.081037		$1.253606	14,660
	2005	$1.029760		$1.081037	14,741
	2004	$1.000000		$1.029760	0

31

CONDENSED FINANCIAL INFORMATION — (Continued)

			2.15%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Third Avenue Value VP – Service Class(1)	2008	$1.520744	$
Subaccount Inception Date January 12, 2004	2007	$1.539093		$1.520744	119,875
	2006	$1.357762		$1.539093	64,604
	2005	$1.170655		$1.357762	40,633
	2004	$1.000000		$1.170655	6,604
Transamerica Balanced VP – Service Class(1)	2008	$1.335547	$
Subaccount Inception Date January 12, 2004	2007	$1.203448		$1.335547	2,490
	2006	$1.130448		$1.203448	2,413
	2005	$1.071240		$1.130448	1,928
	2004	$1.000000		$1.071240	1,932
Transamerica Convertible Securities VP – Service Class(1)	2008	$1.356590	$
Subaccount Inception Date January 12, 2004	2007	$1.171638		$1.356590	2,203
	2006	$1.081561		$1.171638	2,218
	2005	$1.066963		$1.081561	2,253
	2004	$1.000000		$1.066963	2,195
Transamerica Equity VP – Service Class(1)	2008	$1.541951	$
Subaccount Inception Date January 12, 2004	2007	$1.357490		$1.541951	965
	2006	$1.279356		$1.357490	49,064
	2005	$1.123845		$1.279356	5,704
	2004	$1.000000		$1.123845	989
Transamerica Growth Opportunities VP – Service Class(1)	2008	$1.579276	$
Subaccount Inception Date January 12, 2004	2007	$1.314524		$1.579276	8,298
	2006	$1.280021		$1.314524	11,162
	2005	$1.127803		$1.280021	9,359
	2004	$1.000000		$1.127803	4,280
Transamerica Money Market VP – Service Class(1)	2008	$1.039945	$
Subaccount Inception Date January 12, 2004	2007	$1.014082		$1.039945	0
	2006	$0.991496		$1.014082	1,458
	2005	$0.986822		$0.991496	1,377
	2004	$1.000000		$0.986822	0
Transamerica Science & Technology VP – Service Class(1)	2008	$1.292146	$
Subaccount Inception Date January 12, 2004	2007	$0.996278		$1.292146	0
	2006	$1.009953		$0.996278	0
	2005	$1.012781		$1.009953	0
	2004	$1.000000		$1.012781	3,675
Transamerica Small/Mid Cap Value VP – Service Class(1)	2008	$1.742427	$
Subaccount Inception Date May 1, 2004	2007	$1.431040		$1.742427	115,558
	2006	$1.240690		$1.431040	54,834
	2005	$1.118916		$1.240690	27,593
	2004	$1.000000		$1.118916	0
Transamerica U.S. Government Securities VP – Service Class(1)	2008	$1.041517	$
Subaccount Inception Date January 12, 2004	2007	$1.005871		$1.041517	0
	2006	$0.996944		$1.005871	0
	2005	$0.998533		$0.996944	0
	2004	$1.000000		$0.998533	0
Transamerica Value Balanced VP – Service Class(1)	2008	$1.297754	$
Subaccount Inception Date January 12, 2004	2007	$1.245325		$1.297754	1,660
	2006	$1.105707		$1.245325	1,671
	2005	$1.063376		$1.105707	1,730
	2004	$1.000000		$1.063376	1,707

32

CONDENSED FINANCIAL INFORMATION — (Continued)

			2.15%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2008	$1.373698	$
Subaccount Inception Date January 12, 2004	2007	$1.148073		$1.373698	1,953
	2006	$1.070067		$1.148073	1,897
	2005	$1.018533		$1.070067	1,514
	2004	$1.000000		$1.018533	1,519
PAM Transamerica U.S. Government Securities VP — Service Class(1)	2008	$1.041517	$
Subaccount Inception Date January 12, 2004	2007	$1.005871		$1.041517	0
	2006	$0.996944		$1.005871	0
	2005	$1.000000		$0.996944	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$1.269439	$
Subaccount Inception Date January 12, 2004	2007	$1.232995		$1.269439	1,163
	2006	$1.091009		$1.232995	0
	2005	$1.065846		$1.091009	0
	2004	$1.000000		$1.065846	9,207
ProFund VP Asia 30	2008	$1.166180	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.166180	0
ProFund VP Basic Materials	2008	$1.109701	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.109701	0
ProFund VP Bull	2008	$0.953648	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$0.953648	0
ProFund VP Consumer Services	2008	$0.913248	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.913248	0
ProFund VP Emerging Markets	2008	$1.144697	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.144697	0
ProFund VP Europe 30	2008	$1.026865	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.026865	0
ProFund VP Falling US Dollar	2008	$1.055447	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.055447	0
ProFund VP Financials	2008	$0.862062	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.862062	0
ProFund VP International	2008	$1.007921	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.007921	0
ProFund VP Japan	2008	$0.910459	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.910459	0
ProFund VP Mid-Cap	2008	$0.973154	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.973154	0
ProFund VP Money Market	2008	$1.007387	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$1.007387	0
ProFund VP Oil & Gas	2008	$1.088496	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.088496	0
ProFund VP NASDAQ-100(3)	2008	$1.058754	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$1.058754	0
ProFund VP Pharmaceuticals	2008	$0.997231	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.997231	0
ProFund VP Precious Metals	2008	$1.175140	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.175140	0
ProFund VP Short Emerging Markets	2008	$0.822242	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.822242	0

33

CONDENSED FINANCIAL INFORMATION — (Continued)

			2.15%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
ProFund VP Short International	2008	$0.980805	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.980805	0
ProFund VP Short NASDAQ-100(4)	2008	$0.970869	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.970869	0
ProFund VP Short Small-Cap	2008	$1.078809	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$1.078809	0
ProFund VP Small-Cap	2008	$0.902669	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$0.902669	0
ProFund VP Small-Cap Value	2008	$0.913929	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.913929	0
ProFund VP Telecommunications	2008	$0.951773	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.951773	0
ProFund VP UltraSmall-Cap	2008	$0.884450	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.884450	0
ProFund VP U.S. Government Plus	2008	$1.079358	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.079358	0
ProFund VP Utilities	2008	$1.071923	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.071923	0
Access VP High Yield FundSM	2008	$1.028245	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.028245	0

			2.05%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.154214		$1.200429	112,801
Subaccount Inception Date January 12, 2004	2006	$1.079149		$1.154214	121,477
	2005	$1.048678		$1.079149	147,027
	2004	$1.000000		$1.048678	71,030
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.349685		$1.422063	0
Subaccount Inception Date January 12, 2004	2006	$1.194739		$1.349685	0
	2005	$1.089276		$1.194739	0
	2004	$1.000000		$1.089276	0
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.220004		$1.287820	5,327
Subaccount Inception Date January 12, 2004	2006	$1.119423		$1.220004	25,862
	2005	$1.066293		$1.119423	24,824
	2004	$1.000000		$1.066293	8,737
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.297300		$1.367178	0
Subaccount Inception Date January 12, 2004	2006	$1.165965		$1.297300	0
	2005	$1.084524		$1.165965	0
	2004	$1.000000		$1.084524	0
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.027079		$1.091801	0
Subaccount Inception Date May 1, 2006	2006	$1.000000		$1.027079	0
Transamerica BlackRock Large Cap Value VP – Service Class (1)	2007	$1.478017		$1.511143	1,168
Subaccount Inception Date January 12, 2004	2006	$1.293290		$1.478017	513
	2005	$1.140335		$1.293290	0
	2004	$1.000000		$1.140335	0

34

CONDENSED FINANCIAL INFORMATION — (Continued)

			2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.352218	$1.238254	0
Subaccount Inception Date January 12, 2004	2006	$1.187441	$1.352218	0
	2005	$1.127132	$1.187441	0
	2004	$1.000000	$1.127132	0
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.019738	$1.842244	685
Subaccount Inception Date January 12, 2004	2006	$1.452288	$2.019738	693
	2005	$1.309380	$1.452288	0
	2004	$1.000000	$1.309380	0
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.078434	$1.049280	11,955
Subaccount Inception Date January 12, 2004	2006	$1.073936	$1.078434	12,627
	2005	$1.046457	$1.073936	10,579
	2004	$1.000000	$1.046457	0
Transamerica JPMorgan Core Bond VP – Service Class(1)	2007	$1.028770	$1.074666	5,320
Subaccount Inception Date January 12, 2004	2006	$1.013025	$1.028770	5,903
	2005	$1.012796	$1.013025	6,027
	2004	$1.000000	$1.012796	27,931
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.218647	$1.245403	1,522
Subaccount Inception Date January 12, 2004	2006	$1.081699	$1.218647	0
	2005	$1.069610	$1.081699	0
	2004	$1.000000	$1.069610	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.209182	$1.193815	0
Subaccount Inception Date January 12, 2004	2006	$1.043099	$1.209182	0
	2005	$1.025396	$1.043099	0
	2004	$1.000000	$1.025396	0
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.139030	$1.135311	7,385
Subaccount Inception Date January 12, 2004	2006	$1.050770	$1.139030	13,943
	2005	$1.056377	$1.050770	14,120
	2004	$1.000000	$1.056377	2,120
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.001680	3,860
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.194736	$1.406295	2,863
Subaccount Inception Date January 12, 2004	2006	$1.159378	$1.194736	0
	2005	$1.093303	$1.159378	0
	2004	$1.000000	$1.093303	0
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.081102	$1.237198	0
Subaccount Inception Date January 12, 2004	2006	$1.106463	$1.081102	0
	2005	$1.047632	$1.106463	0
	2004	$1.000000	$1.047632	0
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.030016	$1.098060	1,827
Subaccount Inception Date January 12, 2004	2006	$1.011643	$1.030016	0
	2005	$1.011757	$1.011643	0
	2004	$1.000000	$1.011757	0
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.312751	$1.325573	1,854
Subaccount Inception Date January 12, 2004	2006	$1.128486	$1.312751	1,858
	2005	$1.109322	$1.128486	1,863
	2004	$1.000000	$1.109322	0
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.140025	$1.220582	1,558
Subaccount Inception Date January 12, 2004	2006	$1.125749	$1.140025	0
	2005	$1.040562	$1.125749	0
	2004	$1.000000	$1.040562	0

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class(2)	2007	$1.257235	$1.416384	0
Subaccount Inception Date January 12, 2004	2006	$1.083118	$1.257235	0
	2005	$1.030733	$1.083118	0
	2004	$1.000000	$1.030733	0
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.543579	$1.526673	11,993
Subaccount Inception Date January 12, 2004	2006	$1.360393	$1.543579	21,487
	2005	$1.171772	$1.360393	19,876
	2004	$1.000000	$1.171772	5,211
Transamerica Balanced VP – Service Class(1)	2007	$1.206946	$1.340760	9,134
Subaccount Inception Date January 12, 2004	2006	$1.132620	$1.206946	9,894
	2005	$1.072252	$1.132620	10,342
	2004	$1.000000	$1.072252	0
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.175062	$1.361894	0
Subaccount Inception Date January 12, 2004	2006	$1.083661	$1.175062	0
	2005	$1.067988	$1.083661	0
	2004	$1.000000	$1.067988	0
Transamerica Equity VP – Service Class(1)	2007	$1.361456	$1.547984	6,715
Subaccount Inception Date January 12, 2004	2006	$1.281830	$1.361456	19,283
	2005	$1.124911	$1.281830	19,702
	2004	$1.000000	$1.124911	5,404
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.318356	$1.585440	0
Subaccount Inception Date January 12, 2004	2006	$1.282498	$1.318356	0
	2005	$1.128869	$1.282498	0
	2004	$1.000000	$1.128869	0
Transamerica Money Market VP – Service Class(1)	2007	$1.017024	$1.043986	4,080
Subaccount Inception Date January 12, 2004	2006	$0.993403	$1.017024	0
	2005	$0.987757	$0.993403	426
	2004	$1.000000	$0.987757	0
Transamerica Science & Technology VP – Service Class(1)	2007	$0.999175	$1.297178	0
Subaccount Inception Date January 12, 2004	2006	$1.011892	$0.999175	0
	2005	$1.013742	$1.011892	0
	2004	$1.000000	$1.013742	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.434761	$1.748688	0
Subaccount Inception Date May 1, 2004	2006	$1.242702	$1.434761	0
	2005	$1.119635	$1.242702	0
	2004	$1.000000	$1.119635	0
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.008786	$1.045558	0
Subaccount Inception Date January 12, 2004	2006	$0.998859	$1.008786	0
	2005	$0.999483	$0.998859	0
	2004	$1.000000	$0.999483	0
Transamerica Value Balanced VP – Service Class(1)	2007	$1.248935	$1.302799	2,269
Subaccount Inception Date January 12, 2004	2006	$1.107838	$1.248935	2,500
	2005	$1.064383	$1.107838	2,759
	2004	$1.000000	$1.064383	13,607
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.151419	$1.379060	3,557
Subaccount Inception Date January 12, 2004	2006	$1.072137	$1.151419	2,393
	2005	$1.019505	$1.072137	0
	2004	$1.000000	$1.019505	0

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.236598	$1.274399	2,314
Subaccount Inception Date January 12, 2004	2006	$1.093117	$1.236598	2,255
	2005	$1.066866	$1.093117	0
	2004	$1.000000	$1.066866	0
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.166547	0
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110045	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.954143	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913537	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145059	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027196	0
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.055784	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862340	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008237	903
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.910752	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973460	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.007910	0
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.088837	0
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.059304	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.997549	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.175514	0
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822499	0
ProFund VP Short International(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981118	0
ProFund VP Short NASDAQ-100
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971166	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.079364	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.903138	989

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914224	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952078	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.884735	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.079696	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072266	0
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028571	0

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.155877	$1.202743	1,437,096
Subaccount Inception Date January 12, 2004	2006	$1.080171	$1.155877	713,187
	2005	$1.049174	$1.080171	726,584
	2004	$1.000000	$1.049174	647,802
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.351644	$1.424830	267,531
Subaccount Inception Date January 12, 2004	2006	$1.195887	$1.351644	252,328
	2005	$1.089791	$1.195887	619,199
	2004	$1.000000	$1.089791	536,798
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.221786	$1.290333	1,075,960
Subaccount Inception Date January 12, 2004	2006	$1.120515	$1.221786	1,675,265
	2005	$1.066800	$1.120515	1,024,971
	2004	$1.000000	$1.066800	183,584
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.299188	$1.369841	551,331
Subaccount Inception Date January 12, 2004	2006	$1.167086	$1.299188	491,269
	2005	$1.085037	$1.167086	381,743
	2004	$1.000000	$1.085037	298,129
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.027415	$1.092699	18,081
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.027415	1,182
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.480176	$1.514094	97,508
Subaccount Inception Date January 12, 2004	2006	$1.294543	$1.480176	73,413
	2005	$1.140878	$1.294543	63,836
	2004	$1.000000	$1.140878	30,731
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.354171	$1.240657	28,155
Subaccount Inception Date January 12, 2004	2006	$1.188583	$1.354171	39,213
	2005	$1.127667	$1.188583	28,967
	2004	$1.000000	$1.127667	29,226
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.022707	$1.845857	234,562
Subaccount Inception Date January 12, 2004	2006	$1.453710	$2.022707	146,951
	2005	$1.310008	$1.453710	135,130
	2004	$1.000000	$1.310008	183,330
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.080015	$1.051345	221,108
Subaccount Inception Date January 12, 2004	2006	$1.074992	$1.080015	230,203
	2005	$1.046966	$1.074992	252,344
	2004	$1.000000	$1.046966	194,139

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Core Bond VP - Service Class(1)	2007	$1.030261	$1.076747	284,813
Subaccount Inception Date January 12, 2004	2006	$1.013996	$1.030261	263,905
	2005	$1.013271	$1.013996	261,572
	2004	$1.000000	$1.013271	57,759
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.220435	$1.247845	3,027
Subaccount Inception Date January 12, 2004	2006	$1.082754	$1.220435	3,198
	2005	$1.070117	$1.082754	3,267
	2004	$1.000000	$1.070117	3,376
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.210945	$1.196145	47,500
Subaccount Inception Date January 12, 2004	2006	$1.044106	$1.210945	49,835
	2005	$1.025892	$1.044106	66,445
	2004	$1.000000	$1.025892	70,034
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.140706	$1.137541	16,550
Subaccount Inception Date January 12, 2004	2006	$1.051782	$1.140706	31,943
	2005	$1.056876	$1.051782	18,236
	2004	$1.000000	$1.056876	9,551
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.002003	12,507
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.196458	$1.409021	11,323
Subaccount Inception Date January 12, 2004	2006	$1.160497	$1.196458	0
	2005	$1.093825	$1.160497	0
	2004	$1.000000	$1.093825	0
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.082702	$1.239634	3,275
Subaccount Inception Date January 12, 2004	2006	$1.107539	$1.082702	0
	2005	$1.048140	$1.107539	0
	2004	$1.000000	$1.048140	0
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.031527	$1.100215	47,813
Subaccount Inception Date January 12, 2004	2006	$1.012627	$1.031527	47,531
	2005	$1.012252	$1.012627	44,500
	2004	$1.000000	$1.012252	14,655
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.314669	$1.328162	154,748
Subaccount Inception Date January 12, 2004	2006	$1.129586	$1.314669	52,703
	2005	$1.109860	$1.129586	46,173
	2004	$1.000000	$1.109860	10,507
Transamerica T. Rowe Price Small Cap VP – Service Class (1)	2007	$1.141716	$1.222999	10,455
Subaccount Inception Date January 12, 2004	2006	$1.126855	$1.141716	10,854
	2005	$1.041075	$1.126855	11,134
	2004	$1.000000	$1.041075	60,510
Transamerica Templeton Global VP – Service Class(2)	2007	$1.259070	$1.419146	59,138
Subaccount Inception Date January 12, 2004	2006	$1.084163	$1.259070	30,397
	2005	$1.031227	$1.084163	20,276
	2004	$1.000000	$1.031227	61,136
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.545794	$1.529616	224,479
Subaccount Inception Date January 12, 2004	2006	$1.361680	$1.545794	219,795
	2005	$1.172313	$1.361680	199,632
	2004	$1.000000	$1.172313	179,408
Transamerica Balanced VP – Service Class(1)	2007	$1.208705	$1.343376	22,822
Subaccount Inception Date January 12, 2004	2006	$1.133718	$1.208705	23,022
	2005	$1.072767	$1.133718	0
	2004	$1.000000	$1.072767	0

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.176750	$1.364516	0
Subaccount Inception Date January 12, 2004	2006	$1.084688	$1.176750	0
	2005	$1.068486	$1.084688	0
	2004	$1.000000	$1.068486	29,726
Transamerica Equity VP – Service Class(1)	2007	$1.363416	$1.550975	362,500
Subaccount Inception Date January 12, 2004	2006	$1.283054	$1.363416	454,122
	2005	$1.125436	$1.283054	300,968
	2004	$1.000000	$1.125436	115,965
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.320279	$1.588535	45,327
Subaccount Inception Date January 12, 2004	2006	$1.283737	$1.320279	88,927
	2005	$1.129408	$1.283737	21,694
	2004	$1.000000	$1.129408	49,201
Transamerica Money Market VP – Service Class(1)	2007	$1.018510	$1.046024	42,709
Subaccount Inception Date January 12, 2004	2006	$0.994370	$1.018510	18,419
	2005	$0.988233	$0.994370	23,736
	2004	$1.000000	$0.988233	14,013
Transamerica Science & Technology VP – Service Class(1)	2007	$1.000643	$1.299725	1,432
Subaccount Inception Date January 12, 2004	2006	$1.012878	$1.000643	0
	2005	$1.014232	$1.012878	0
	2004	$1.000000	$1.014232	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.436637	$1.751815	100,815
Subaccount Inception Date May 1, 2004	2006	$1.243728	$1.436637	41,744
	2005	$1.120015	$1.243728	34,829
	2004	$1.000000	$1.120015	0
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.010253	$1.047598	0
Subaccount Inception Date January 12, 2004	2006	$0.999817	$1.010253	0
	2005	$0.999949	$0.999817	0
	2004	$1.000000	$0.999949	59,762
Transamerica Value Balanced VP – Service Class(1)	2007	$1.250764	$1.305347	0
Subaccount Inception Date January 12, 2004	2006	$1.108909	$1.250764	0
	2005	$1.064891	$1.108909	340
	2004	$1.000000	$1.064891	165
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.153097	$1.381740	22,775
Subaccount Inception Date January 12, 2004	2006	$1.073175	$1.153097	23,564
	2005	$1.019987	$1.073175	5,283
	2004	$1.000000	$1.019987	53,097
PAM Transamerica U.S. Government Securities VP — Service Class(1)	2007	$1.010253	$1.047598	93,802
Subaccount Inception Date January 12, 2004	2006	$0.999817	$1.010253	0
	2005	$0.999949	$0.999817	0
	2004	$1.000000	$0.999949	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.238373	$1.276857	0
Subaccount Inception Date January 12, 2004	2006	$1.094162	$1.238373	0
	2005	$1.067366	$1.094162	680
	2004	$1.000000	$1.067366	331
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.166737	55,208
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110218	16,389
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.954385	0

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913681	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145242	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027353	16,502
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.055947	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862468	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008395	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.910895	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973615	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.008173	10,915
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089007	6,503
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.059575	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.997702	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.175702	7,347
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822633	0
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981274	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971327	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.079647	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.903369	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914364	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952230	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.884874	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.079868	20,444
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072437	15,653

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028733	0

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.136381	$1.183033	0
Subaccount Inception Date January 12, 2004	2006	$1.061441	$1.136381	0
	2005	$1.000000	$1.061441	0
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.301467	$1.372620	136,748
Subaccount Inception Date January 12, 2004	2006	$1.150935	$1.301467	55,380
	2005	$1.000000	$1.150935	0
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.192293	$1.259807	41,759
Subaccount Inception Date January 12, 2004	2006	$1.092924	$1.192293	122,696
	2005	$1.000000	$1.092924	0
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.252703	$1.321480	0
Subaccount Inception Date January 12, 2004	2006	$1.124781	$1.252703	0
	2005	$1.000000	$1.124781	0
Transamerica International Moderate Growth VP – Service Class(1)				0
Subaccount Inception Date May 1, 2006	2007	$1.027743	$1.093585	0
	2006	$1.000000	$1.027743	0
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.303298	$1.333815	0
Subaccount Inception Date January 12, 2004	2006	$1.032182	$1.303298	0
	2005	$1.000000	$1.032182	0
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.237784	$1.134583	0
Subaccount Inception Date January 12, 2004	2006	$1.085886	$1.237784	0
	2005	$1.000000	$1.085886	0
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.619420	$1.478567	0
Subaccount Inception Date January 12, 2004	2006	$1.163307	$1.619420	0
	2005	$1.000000	$1.163307	0
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.043886	$1.016671	0
Subaccount Inception Date January 12, 2004	2006	$1.038513	$1.043886	0
	2005	$1.000000	$1.038513	0
Transamerica JPMorgan Core Bond VP - Service Class(1)	2007	$1.014848	$1.061165	0
Subaccount Inception Date January 12, 2004	2006	$0.998337	$1.014848	0
	2005	$1.000000	$0.998337	0
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.195675	$1.223136	0
Subaccount Inception Date January 12, 2004	2006	$1.122710	$1.195675	0
	2005	$1.000000	$1.122710	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.264854	$1.250013	0
Subaccount Inception Date January 12, 2004	2006	$1.050347	$1.264854	0
	2005	$1.000000	$1.050347	0
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.119986	$1.117422	0
Subaccount Inception Date January 12, 2004	2006	$1.282243	$1.119986	0
	2005	$1.000000	$1.282243	0
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.002330	0

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.158070	$1.364491	0
Subaccount Inception Date January 12, 2004	2006	$1.139297	$1.158070	0
	2005	$1.000000	$1.139297	0
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.254090	$1.436573	0
Subaccount Inception Date January 12, 2004	2006	$0.999283	$1.254090	0
	2005	$1.000000	$0.999283	0
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.018424	$1.086781	0
Subaccount Inception Date January 12, 2004	2006	$1.090062	$1.018424	0
	2005	$1.000000	$1.090062	0
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.223041	$1.236212	0
Subaccount Inception Date January 12, 2004	2006	$1.168810	$1.223041	18,677
	2005	$1.000000	$1.168810	0
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.184799	$1.269775	0
Subaccount Inception Date January 12, 2004	2006	$1.103688	$1.184799	0
	2005	$1.000000	$1.103688	0
Transamerica Templeton Global VP – Service Class(2)	2007	$1.282362	$1.446126	0
Subaccount Inception Date January 12, 2004	2006	$1.187144	$1.282362	0
	2005	$1.000000	$1.187144	0
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.348317	$1.334866	0
Subaccount Inception Date January 12, 2004	2006	$1.108447	$1.348317	0
	2005	$1.000000	1.108447	0
Transamerica Balanced VP – Service Class(1)	2007	$1.182332	$1.314706	0
Subaccount Inception Date January 12, 2004	2006	$1.116178	$1.182332	0
	2005	$1.000000	$1.116178	0
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.211500	$1.405494	0
Subaccount Inception Date January 12, 2004	2006	$1.232747	$1.211500	0
	2005	$1.000000	$1.232747	0
Transamerica Equity VP – Service Class(1)	2007	$1.310594	$1.491625	0
Subaccount Inception Date January 12, 2004	2006	$1.244207	$1.310594	0
	2005	$1.000000	$1.244207	0
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.280247	$1.541132	0
Subaccount Inception Date January 12, 2004	2006	$1.006592	$1.280247	0
	2005	$1.000000	$1.006592	0
Transamerica Money Market VP – Service Class(1)	2007	$1.031536	$1.059933	70,327
Subaccount Inception Date January 12, 2004	2006	$1.155767	$1.031536	70,356
	2005	$1.000000	$1.155767	0
Transamerica Science & Technology VP – Service Class(1)	2007	$1.143996	$1.486668	0
Subaccount Inception Date January 12, 2004	2006	$1.157430	$1.143996	0
	2005	$1.000000	$1.157430	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.335699	$1.629539	0
Subaccount Inception Date January 12, 2004	2006	$0.999653	$1.335699	10,945
	2005	$1.000000	$0.999653	0
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.010576	$1.048454	0
Subaccount Inception Date January 12, 2004	2006	$1.067848	$1.010576	0
	2005	$1.000000	$1.067848	0
Transamerica Value Balanced VP – Service Class(1)	2007	$1.205045	$1.258250	0
Subaccount Inception Date January 12, 2004	2006	$1.132061	$1.205045	0
	2005	$1.000000	$1.132061	0

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.216976	$1.459007	0
Subaccount Inception Date January 12, 2004	2006	$0.000000	$1.216976	0
	2005	$1.000000	$0.000000	0
PAM Transamerica U.S. Government Securities VP — Service Class(1)	2007	$1.010576	$1.048454	0
Subaccount Inception Date January 12, 2004	2006	$0.999653	$1.010576	0
	2005	$1.000000	$0.999653	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.213635	$1.251971	0
Subaccount Inception Date January 12, 2004	2006	$0.999653	$1.213635	0
	2005	$1.000000	$0.999653	0
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.166916	0
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110399	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.954639	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913830	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145425	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027515	0
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056112	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862612	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008558	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911039	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973772	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.008436	0
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089180	0
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.059856	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.997861	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.175887	0
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822766	0
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981427	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971478	0

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.079922	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.903611	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914513	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952386	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885019	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080042	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072604	0
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028899	0

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.137305	$1.184590	3,994
Subaccount Inception Date January 12, 2004	2006	$1.061786	$1.137305	4,021
	2005	$1.000000	$1.061786	0
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.302518	$1.374407	16,974
Subaccount Inception Date January 12, 2004	2006	$1.151301	$1.302518	12,976
	2005	$1.000000	$1.151301	0
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.193256	$1.261454	190,922
Subaccount Inception Date January 12, 2004	2006	$1.093287	$1.193256	0
	2005	$1.000000	$1.093287	0
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.253726	$1.323210	165,058
Subaccount Inception Date January 12, 2004	2006	$1.125147	$1.253726	163,207
	2005	$1.000000	$1.125147	180,113
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.028086	$1.094494	0.00
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.028086	0
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.304374	$1.335590	0.00
Subaccount Inception Date January 12, 2004	2006	$1.139673	$1.304374	0
	2005	$1.000000	$1.139673	0
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.238796	$1.136079	0
Subaccount Inception Date January 12, 2004	2006	$1.086241	$1.238796	0
	2005	$1.000000	$1.086241	0
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.620709	$1.480471	0
Subaccount Inception Date January 12, 2004	2006	$1.163667	$1.620709	0
	2005	$1.000000	$1.163667	0
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.044725	$1.017997	4,020
Subaccount Inception Date January 12, 2004	2006	$1.038840	$1.044725	4,047
	2005	$1.000000	$1.038840	0

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Core Bond VP - Service Class(1)	2007	$1.015675	$1.062555	0
Subaccount Inception Date January 12, 2004	2006	$0.998659	$1.015675	0
	2005	$1.000000	$0.998659	0
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.196645	$1.224733	40,575
Subaccount Inception Date January 12, 2004	2006	$1.060611	$1.196645	33,945
	2005	$1.000000	$1.060611	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.265886	$1.251643	0
Subaccount Inception Date January 12, 2004	2006	$1.090408	$1.265886	0
	2005	$1.000000	$1.090408	0
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.120908	$1.118904	0
Subaccount Inception Date January 12, 2004	2006	$1.032522	$1.120908	0
	2005	$1.000000	$1.032522	0
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.002664	0
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.159002	$1.366248	0
Subaccount Inception Date January 12, 2004	2006	$1.123076	$1.159002	0
	2005	$1.000000	$1.123076	0
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.255112	$1.438454	0
Subaccount Inception Date January 12, 2004	2006	$1.282658	$1.255112	0
	2005	$1.000000	$1.282658	0
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.019251	$1.088214	0
Subaccount Inception Date January 12, 2004	2006	$0.999603	$1.019251	0
	2005	$1.000000	$0.999603	0
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.224049	$1.237831	0
Subaccount Inception Date January 12, 2004	2006	$1.050694	$1.224049	0
	2005	$1.000000	$1.050694	0
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.185770	$1.271438	0
Subaccount Inception Date January 12, 2004	2006	$1.169191	$1.185770	0
	2005	$1.000000	$1.169191	0
Transamerica Templeton Global VP – Service Class(2)	2007	$1.283411	$1.448015	0
Subaccount Inception Date January 12, 2004	2006	$1.104046	$1.283411	0
	2005	$1.000000	$1.104046	0
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.349412	$1.336609	0
Subaccount Inception Date January 12, 2004	2006	$1.187529	$1.349412	0
	2005	$1.000000	$1.187529	0
Transamerica Balanced VP – Service Class(1)	2007	$1.183307	$1.316430	0
Subaccount Inception Date January 12, 2004	2006	$1.108816	$1.183307	0
	2005	$1.000000	$1.108816	0
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.212492	$1.407349	0
Subaccount Inception Date January 12, 2004	2006	$1.116544	$1.212492	0
	2005	$1.000000	$1.116544	0
Transamerica Equity VP – Service Class(1)	2007	$1.311656	$1.493567	53,893
Subaccount Inception Date January 12, 2004	2006	$1.233143	$1.311656	56,693
	2005	$1.000000	$1.233143	0
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.281280	$1.543130	0
Subaccount Inception Date January 12, 2004	2006	$1.244610	$1.281280	0
	2005	$1.000000	$1.244610	0

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class(1)	2007	$1.032374	$1.061314	0
Subaccount Inception Date January 12, 2004	2006	$1.006920	$1.032374	0
	2005	$1.000000	$1.006920	0
Transamerica Science & Technology VP – Service Class(1)	2007	$1.144932	$1.488616	0
Subaccount Inception Date January 12, 2004	2006	$1.157805	$1.144932	0
	2005	$1.000000	$1.157805	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.336781	$1.631669	0
Subaccount Inception Date May 1, 2004	2006	$1.156137	$1.336781	0
	2005	$1.000000	$1.156137	0
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.011405	$1.049832	2,177
Subaccount Inception Date January 12, 2004	2006	$0.999983	$1.011405	7,463
	2005	$1.000000	$0.999983	0
Transamerica Value Balanced VP – Service Class(1)	2007	$1.206022	$1.259893	0
Subaccount Inception Date January 12, 2004	2006	$1.068197	$1.206022	0
	2005	$1.000000	$1.068197	0
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.217975	$1.460928	0
Subaccount Inception Date January 12, 2004	2006	$1.132437	$1.217975	0
	2005	$1.000000	$1.132437	0
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.011405	$1.049832	0
Subaccount Inception Date January 12, 2004	2006	$0.999983	$1.011405	0
	2005	$1.000000	$0.999983	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.214612	$1.253594	0
Subaccount Inception Date January 12, 2004	2006	$1.072124	$1.214612	0
	2005	$1.000000	$1.072124	0
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.167100	0
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110571	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.954883	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913973	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145606	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027680	0
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056286	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862748	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008716	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911187	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973930	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.008694	0

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089359	0
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.060124	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998017	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.176076	0
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822895	0
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981581	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971634	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.080207	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.903841	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914657	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952532	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885159	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080208	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072774	0
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029059	0

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.162635	$1.212160	446,745
Subaccount Inception Date January 12, 2004	2006	$1.084366	$1.162635	123,561
	2005	$1.051177	$1.084366	119,614
	2004	$1.000000	$1.051177	117,236
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.359522	$1.435962	247,303
Subaccount Inception Date January 12, 2004	2006	$1.200505	$1.359522	203,708
	2005	$1.091862	$1.200505	50,507
	2004	$1.000000	$1.091862	24,604
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.228924	$1.300433	1,090,274
Subaccount Inception Date January 12, 2004	2006	$1.124851	$1.228924	978,078
	2005	$1.068838	$1.124851	435,484
	2004	$1.000000	$1.068838	407,908

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.306758	$1.380547	827,847
Subaccount Inception Date January 12, 2004	2006	$1.171596	$1.306758	692,335
	2005	$1.087101	$1.171596	386,343
	2004	$1.000000	$1.087101	153,509
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.028754	$1.096293	113,428
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.028754	0
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.488800	$1.525927	218,844
Subaccount Inception Date January 12, 2004	2006	$1.299548	$1.488800	21,932
	2005	$1.143055	$1.299548	8,491
	2004	$1.000000	$1.143055	61,859
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.362069	$1.250355	52,078
Subaccount Inception Date January 12, 2004	2006	$1.193173	$1.362069	55,545
	2005	$1.129811	$1.193173	56,204
	2004	$1.000000	$1.129811	111,638
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.034470	$1.860268	58,183
Subaccount Inception Date January 12, 2004	2006	$1.459318	$2.034470	69,664
	2005	$1.312492	$1.459318	22,497
	2004	$1.000000	$1.312492	22,275
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.086312	$1.059562	249,035
Subaccount Inception Date January 12, 2004	2006	$1.079144	$1.086312	632,342
	2005	$1.048963	$1.079144	710,568
	2004	$1.000000	$1.048963	739,063
Transamerica JPMorgan Core Bond VP – Service Class(1)	2007	$1.036256	$1.085168	154,768
Subaccount Inception Date January 12, 2004	2006	$1.017904	$1.036256	10,106
	2005	$1.015194	$1.017904	25,428
	2004	$1.000000	$1.015194	24,714
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.227566	$1.257615	2,809
Subaccount Inception Date January 12, 2004	2006	$1.086946	$1.227566	3,141
	2005	$1.072162	$1.086946	3,373
	2004	$1.000000	$1.072162	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.218021	$1.205501	64,242
Subaccount Inception Date January 12, 2004	2006	$1.048149	$1.218021	66,788
	2005	$1.027843	$1.048149	60,434
	2004	$1.000000	$1.027843	115,638
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.147357	$1.146436	6,932
Subaccount Inception Date January 12, 2004	2006	$1.055853	$1.147357	2,343
	2005	$1.058897	$1.055853	0
	2004	$1.000000	$1.058897	0
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.003320	0.00
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.203428	$1.420026	64,343
Subaccount Inception Date January 12, 2004	2006	$1.164978	$1.203428	72,313
	2005	$1.095900	$1.164978	71,589
	2004	$1.000000	$1.095900	60,060
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.089011	$1.249324	1,041
Subaccount Inception Date January 12, 2004	2006	$1.111828	$1.089011	0
	2005	$1.050138	$1.111828	0
	2004	$1.000000	$1.050138	0

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.037532	$1.108818	4,431
Subaccount Inception Date January 12, 2004	2006	$1.016537	$1.037532	4,792
	2005	$1.014174	$1.016537	16,807
	2004	$1.000000	$1.014174	17,123
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.322333	$1.338550	370,273
Subaccount Inception Date January 12, 2004	2006	$1.133949	$1.322333	489,703
	2005	$1.111976	$1.133949	518,691
	2004	$1.000000	$1.111976	503,925
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.148359	$1.232545	7,819
Subaccount Inception Date January 12, 2004	2006	$1.131203	$1.148359	10,307
	2005	$1.043050	$1.131203	9,628
	2004	$1.000000	$1.043050	7,703
Transamerica Templeton Global VP – Service Class(2)	2007	$1.266404	$1,430240	342,450
Subaccount Inception Date January 12, 2004	2006	$1.088352	$1.266404	2,120
	2005	$1.033186	$1.088352	0
	2004	$1.000000	$1.033186	0
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.554845	$1.541622	646,656
Subaccount Inception Date January 12, 2004	2006	$1.366974	$1.554845	509,866
	2005	$1.174568	$1.366974	481,739
	2004	$1.000000	$1.174568	534,566
Transamerica Balanced VP – Service Class(1)	2007	$1.215742	$1.353859	44,701
Subaccount Inception Date January 12, 2004	2006	$1.138089	$1.215742	18,208
	2005	$1.074797	$1.138089	13,006
	2004	$1.000000	$1.074797	10,107
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.183625	$1.375201	17,585
Subaccount Inception Date January 12, 2004	2006	$1.088898	$1.183625	11,156
	2005	$1.070527	$1.088898	6,244
	2004	$1.000000	$1.070527	4,933
Transamerica Equity VP – Service Class(1)	2007	$1.371371	$1.563107	204,682
Subaccount Inception Date January 12, 2004	2006	$1.288028	$1.371371	570,704
	2005	$1.127590	$1.288028	472,170
	2004	$1.000000	$1.127590	504,708
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.327949	$1.600917	73,729
Subaccount Inception Date January 12, 2004	2006	$1.288677	$1.327949	390,305
	2005	$1.131551	$1.288677	400,010
	2004	$1.000000	$1.131551	406,453
Transamerica Money Market VP – Service Class(1)	2007	$1.024443	$1.054195	34,543
Subaccount Inception Date January 12, 2004	2006	$0.998211	$1.024443	155,495
	2005	$0.990115	$0.998211	69,449
	2004	$1.000000	$0.990115	146,039
Transamerica Science & Technology VP – Service Class(1)	2007	$1.006486	$1.309900	4,530
Subaccount Inception Date January 12, 2004	2006	$1.016809	$1.006486	5,322
	2005	$1.016170	$1.016809	5,088
	2004	$1.000000	$1.016170	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.444156	$1.764466	216,278
Subaccount Inception Date May 1, 2004	2006	$1.247782	$1.444156	9,524
	2005	$1.121464	$1.247782	0
	2004	$1.000000	$1.121464	0

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.016141	$1.055786	17,402
Subaccount Inception Date January 12, 2004	2006	$1.003688	$1.016141	0
	2005	$1.001856	$1.003688	0
	2004	$1.000000	$1.001856	0
Transamerica Value Balanced VP – Service Class(1)	2007	$1.258053	$1.315558	17,824
Subaccount Inception Date January 12, 2004	2006	$1.113194	$1.258053	12,087
	2005	$1.066920	$1.113194	4,563
	2004	$1.000000	$1.066920	39,018
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.159827	$1.392557	7,743
Subaccount Inception Date January 12, 2004	2006	$1.077317	$1.159827	2,612
	2005	$1.021931	$1.077317	311
	2004	$1.000000	$1.021931	316
PAM Transamerica U.S. Government Securities VP — Service Class(1)	2007	$1.016141	$1.055786	8,022
Subaccount Inception Date January 12, 2004	2006	$1.003688	$1.016141	0
	2005	$1.001856	$1.003688	0
	2004	$1.000000	$1.001856	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.245599	$1.286851	11,135
Subaccount Inception Date January 12, 2004	2006	$1.098396	$1.245599	8,220
	2005	$1.069396	$1.098396	1,277
	2004	$1.000000	$1.069396	0
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.167472	0.00
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110931	0.00
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.955391	0.00
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914264	0.00
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145969	0.00
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028008	0.00
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056621	0.00
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863020	0.00
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009042	0.00
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911470	0.00
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974242	0.00
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.009221	0.00
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089701	0.00
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.060682	0.00

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998341	0.00
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.176452	0.00
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823154	0.00
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981898	0.00
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971941	0.00
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.080762	0.00
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.904319	0.00
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914950	0.00
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952838	0.00
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885444	0.00
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080550	0.00
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073114	0.00
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029388	0.00

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.164335	$1.214542	354,175
Subaccount Inception Date January 12, 2004	2006	$1.085416	$1.164335	459,235
	2005	$1.051679	$1.085416	365,544
	2004	$1.000000	$1.051679	153,645
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.361483	$1.438753	1,705,584
Subaccount Inception Date January 12, 2004	2006	$1.201655	$1.361483	494,105
	2005	$1.092380	$1.201655	588,842
	2004	$1.000000	$1.092380	273,496
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.230706	$1.302964	2,051,024
Subaccount Inception Date January 12, 2004	2006	$1.125930	$1.230706	1,716,597
	2005	$1.069339	$1.125930	1,596,431
	2004	$1.000000	$1.069339	370,007
Transamerica Asset Allocation - Moderate Growth VP – Service Class (1)	2007	$1.308673	$1.383254	3,002,959
Subaccount Inception Date January 12, 2004	2006	$1.172733	$1.308673	2,092,479
	2005	$1.087623	$1.172733	1,083,909
	2004	$1.000000	$1.087623	322,064
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.029080	$1.097167	352,778
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029080	231,775

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.490970	$1.528900	66,578
Subaccount Inception Date January 12, 2004	2006	$1.300801	$1.490970	70,040
	2005	$1.143595	$1.300801	18,461
	2004	$1.000000	$1.143595	3,633
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.364056	$1.252800	35,722
Subaccount Inception Date January 12, 2004	2006	$1.194332	$1.364056	35,103
	2005	$1.130350	$1.194332	6,068
	2004	$1.000000	$1.130350	454
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.037464	$1.863929	65,632
Subaccount Inception Date January 12, 2004	2006	$1.460741	$2.037464	120,825
	2005	$1.313124	$1.460741	52,013
	2004	$1.000000	$1.313124	4,429
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.087899	$1.061631	160,602
Subaccount Inception Date January 12, 2004	2006	$1.080182	$1.087899	152,835
	2005	$1.049446	$1.080182	239,449
	2004	$1.000000	$1.049446	47,292
Transamerica JPMorgan Core Bond VP - Service Class(1)	2007	$1.037782	$1.087295	13,632
Subaccount Inception Date January 12, 2004	2006	$1.018906	$1.037782	826
	2005	$1.015688	$1.018906	328
	2004	$1.000000	$1.015688	318
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.229336	$1.260060	0.00
Subaccount Inception Date January 12, 2004	2006	$1.087983	$1.229336	0
	2005	$1.072669	$1.087983	0
	2004	$1.000000	$1.072669	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.219792	$1.207860	16,178
Subaccount Inception Date January 12, 2004	2006	$1.049153	$1.219792	12,703
	2005	$1.028330	$1.049153	9,871
	2004	$1.000000	$1.028330	8,401
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.149023	$1.148656	5,341
Subaccount Inception Date January 12, 2004	2006	$1.056876	$1.149023	5,024
	2005	$1.059404	$1.056876	0
	2004	$1.000000	$1.059404	0
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.003646	4,823
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.205198	$1.422808	14,128
Subaccount Inception Date January 12, 2004	2006	$1.166111	$1.205198	64,229
	2005	$1.096431	$1.166111	3,316
	2004	$1.000000	$1.096431	1,597
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.090592	$1.251763	18,210
Subaccount Inception Date January 12, 2004	2006	$1.112892	$1.090592	104,885
	2005	$1.050636	$1.112892	3,123
	2004	$1.000000	$1.050636	370
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.039039	$1.110967	90,033
Subaccount Inception Date January 12, 2004	2006	$1.017510	$1.039039	64,825
	2005	$1.014644	$1.017510	22,078
	2004	$1.000000	$1.014644	90
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.324242	$1.341137	105,352
Subaccount Inception Date January 12, 2004	2006	$1.135040	$1.324242	92,137
	2005	$1.112496	$1.135040	71,312
	2004	$1.000000	$1.112496	37,593

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.150022	$1.234936	14,287
Subaccount Inception Date January 12, 2004	2006	$1.132292	$1.150022	1,104
	2005	$1.043546	$1.132292	3,291
	2004	$1.000000	$1.043546	548
Transamerica Templeton Global VP – Service Class(2)	2007	$1.268253	$1.433038	86,373
Subaccount Inception Date January 12, 2004	2006	$1.089405	$1.268253	34,306
	2005	$1.033675	$1.089405	7,939
	2004	$1.000000	$1.033675	4,453
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.557086	$1.544593	163,978
Subaccount Inception Date January 12, 2004	2006	$1.368276	$1.557086	203,584
	2005	$1.175119	$1.368276	60,242
	2004	$1.000000	$1.175119	42,094
Transamerica Balanced VP – Service Class(1)	2007	$1.217511	$1.356499	105,868
Subaccount Inception Date January 12, 2004	2006	$1.139187	$1.217511	54,912
	2005	$1.075310	$1.139187	7,572
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.185346	$1.377874	3,777
Subaccount Inception Date January 12, 2004	2006	$1.089950	$1.185346	307
	2005	$1.071037	$1.089950	208
	2004	$1.000000	$1.071037	91
Transamerica Equity VP – Service Class(1)	2007	$1.373381	$1.566183	95,973
Subaccount Inception Date January 12, 2004	2006	$1.289270	$1.373381	130,422
	2005	$1.128132	$1.289270	60,101
	2004	$1.000000	$1.128132	38,733
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.329900	$1.604064	64,444
Subaccount Inception Date January 12, 2004	2006	$1.289942	$1.329900	96,359
	2005	$1.132100	$1.289942	39,665
	2004	$1.000000	$1.132100	35,590
Transamerica Money Market VP – Service Class(1)	2007	$1.025967	$1.056279	452,032
Subaccount Inception Date January 12, 2004	2006	$0.999196	$1.025967	552,884
	2005	$0.990590	$0.999196	7,303
	2004	$1.000000	$0.990590	0
Transamerica Science & Technology VP – Service Class(1)	2007	$1.007930	$1.312427	16,074
Subaccount Inception Date January 12, 2004	2006	$1.017769	$1.007930	2,919
	2005	$1.016647	$1.017769	0
	2004	$1.000000	$1.016647	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.446022	$1.767617	133,360
Subaccount Inception Date May 1, 2004	2006	$1.248786	$1.446022	127,006
	2005	$1.121826	$1.248786	23,081
	2004	$1.000000	$1.121826	6,613
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.017623	$1.057846	105,776
Subaccount Inception Date January 12, 2004	2006	$1.004661	$1.017623	76,812
	2005	$1.002340	$1.004661	11,246
	2004	$1.000000	$1.002340	0
Transamerica Value Balanced VP – Service Class(1)	2007	$1.259883	$1.318110	76,950
Subaccount Inception Date January 12, 2004	2006	$1.114269	$1.259883	35,674
	2005	$1.067427	$1.114269	8,513
	2004	$1.000000	$1.067427	1,326
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.161519	$1.395276	67,105
Subaccount Inception Date January 12, 2004	2006	$1.078365	$1.161519	1,968
	2005	$1.022418	$1.078365	2,010
	2004	$1.000000	$1.022418	364

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP — Service Class(1)	2007	$1.017623	$1.057846	11,085
Subaccount Inception Date January 12, 2004	2006	$1.004661	$1.017623	0
	2005	$1.002340	$1.004661	0
	2004	$1.000000	$1.002340	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.247419	$1.289361	40,406
Subaccount Inception Date January 12, 2004	2006	$1.099454	$1.247419	25,717
	2005	$1.069906	$1.099454	0
	2004	$1.000000	$1.069906	0
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.167661	0.00
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111106	0.00
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.955630	0.00
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914407	0.00
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.146154	0.00
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028172	0.00
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056785	0.00
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863162	0.00
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009197	4,690
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911622	0.00
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974391	0.00
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.009479	20,909
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089878	1,292
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.060951	0.00
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998501	0.00
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.176643	7,106
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823283	0.00
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982053	0.00
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972093	0.00

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.081043	9,789
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.904546	0.00
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915094	0.00
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952985	0.00
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885583	0.00
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080729	0.00
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073289	1,300
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029549	0.00

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.167736	$1.219295	260,393
Subaccount Inception Date January 12, 2004	2006	$1.087515	$1.167736	249,637
	2005	$1.052679	$1.087515	166,241
	2004	$1.000000	$1.052679	145,797
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.365480	$1.444407	2,931,553
Subaccount Inception Date January 12, 2004	2006	$1.203998	$1.365480	2,678,875
	2005	$1.093433	$1.203998	2,292,259
	2004	$1.000000	$1.093433	338,120
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.234294	$1.308055	2,592,746
Subaccount Inception Date January 12, 2004	2006	$1.128104	$1.234294	2,197,667
	2005	$1.070364	$1.128104	2,052,670
	2004	$1.000000	$1.070364	1,190,495
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.312495	$1.388662	2,971,983
Subaccount Inception Date January 12, 2004	2006	$1.175014	$1.312495	3,638,181
	2005	$1.088663	$1.175014	2,398,250
	2004	$1.000000	$1.088663	1,592,183
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.029756	$1.098976	89,215
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029756	11,066
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.495343	$1.534909	683,103
Subaccount Inception Date January 12, 2004	2006	$1.303330	$1.495343	734,506
	2005	$1.144691	$1.303330	448,675
	2004	$1.000000	$1.144691	46,783
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.368032	$1.257693	112,384
Subaccount Inception Date January 12, 2004	2006	$1.196647	$1.368032	142,464
	2005	$1.131434	$1.196647	37,837
	2004	$1.000000	$1.131434	29,325

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.043388	$1.871190	225,319
Subaccount Inception Date January 12, 2004	2006	$1.463553	$2.043388	565,358
	2005	$1.314375	$1.463553	400,292
	2004	$1.000000	$1.314375	147,785
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.091063	$1.065780	268,279
Subaccount Inception Date January 12, 2004	2006	$1.082266	$1.091063	406,053
	2005	$1.050447	$1.082266	521,970
	2004	$1.000000	$1.050447	160,487
Transamerica JPMorgan Core Bond VP - Service Class(1)	2007	$1.040794	$1.091531	200,716
Subaccount Inception Date January 12, 2004	2006	$1.020867	$1.040794	176,820
	2005	$1.016655	$1.020867	152,196
	2004	$1.000000	$1.016655	118,294
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.232919	$1.264980	25,140
Subaccount Inception Date January 12, 2004	2006	$1.090085	$1.232919	31,793
	2005	$1.073690	$1.090085	41,229
	2004	$1.000000	$1.073690	7,399
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.223338	$1.212563	88,678
Subaccount Inception Date January 12, 2004	2006	$1.051176	$1.223338	89,577
	2005	$1.029303	$1.051176	105,302
	2004	$1.000000	$1.029303	67,028
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.152380	$1.153155	49,806
Subaccount Inception Date January 12, 2004	2006	$1.058924	$1.152380	51,500
	2005	$1.060419	$1.058924	90,978
	2004	$1.000000	$1.060419	73,006
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.004311	90,111
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.208699	$1.428362	130,983
Subaccount Inception Date January 12, 2004	2006	$1.168365	$1.208699	107,515
	2005	$1.097477	$1.168365	57,710
	2004	$1.000000	$1.097477	52,674
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.093788	$1.256666	1,393
Subaccount Inception Date January 12, 2004	2006	$1.115060	$1.093788	0
	2005	$1.051646	$1.115060	0
	2004	$1.000000	$1.051646	35,518
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.042077	$1.115323	233,007
Subaccount Inception Date January 12, 2004	2006	$1.019488	$1.042077	227,392
	2005	$1.015619	$1.019488	267,013
	2004	$1.000000	$1.015619	106,402
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.328095	$1.346367	264,868
Subaccount Inception Date January 12, 2004	2006	$1.137217	$1.328095	109,656
	2005	$1.113539	$1.137217	450,832
	2004	$1.000000	$1.113539	227,837
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.153402	$1.239803	19,134
Subaccount Inception Date January 12, 2004	2006	$1.134494	$1.153402	18,538
	2005	$1.044549	$1.134494	36,070
	2004	$1.000000	$1.044549	41,623
Transamerica Templeton Global VP – Service Class(2)	2007	$1.271960	$1.438650	416,276
Subaccount Inception Date January 12, 2004	2006	$1.091524	$1.271960	61,745
	2005	$1.034671	$1.091524	46,056
	2004	$1.000000	$1.034671	19,971

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.561642	$1.550647	833,556
Subaccount Inception Date January 12, 2004	2006	$1.370929	$1.561642	903,626
	2005	$1.176238	$1.370929	682,246
	2004	$1.000000	$1.176238	346,955
Transamerica Balanced VP – Service Class(1)	2007	$1.221059	$1.361803	99,287
Subaccount Inception Date January 12, 2004	2006	$1.141400	$1.221059	78,657
	2005	$1.076344	$1.141400	60,099
	2004	$1.000000	$1.076344	42,751
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.188796	$1.383254	11,380
Subaccount Inception Date January 12, 2004	2006	$1.092051	$1.188796	11,422
	2005	$1.072053	$1.092051	11,464
	2004	$1.000000	$1.072053	17,945
Transamerica Equity VP – Service Class(1)	2007	$1.377399	$1.572303	408,913
Subaccount Inception Date January 12, 2004	2006	$1.291779	$1.377399	550,643
	2005	$1.129217	$1.291779	359,800
	2004	$1.000000	$1.129217	292,768
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.333789	$1.610347	143,915
Subaccount Inception Date January 12, 2004	2006	$1.292441	$1.333789	32,639
	2005	$1.133182	$1.292441	27,450
	2004	$1.000000	$1.133182	60,957
Transamerica Money Market VP – Service Class(1)	2007	$1.028948	$1.060397	119,128
Subaccount Inception Date January 12, 2004	2006	$1.001116	$1.028948	24,963
	2005	$0.991537	$1.001116	91,129
	2004	$1.000000	$0.991537	251,348
Transamerica Science & Technology VP – Service Class(1)	2007	$1.010890	$1.317574	190,682
Subaccount Inception Date January 12, 2004	2006	$1.019751	$1.010890	6,293
	2005	$1.017613	$1.019751	19,102
	2004	$1.000000	$1.017613	35,850
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.449818	$1.774018	630,390
Subaccount Inception Date May 1, 2004	2006	$1.250833	$1.449818	172,179
	2005	$1.122560	$1.250833	433,295
	2004	$1.000000	$1.122560	158,144
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.020615	$1.062017	48,017
Subaccount Inception Date January 12, 2004	2006	$1.006608	$1.020615	201,254
	2005	$1.003297	$1.006608	61,911
	2004	$1.000000	$1.003297	23,751
Transamerica Value Balanced VP – Service Class(1)	2007	$1.263550	$1.323253	58,704
Subaccount Inception Date January 12, 2004	2006	$1.116417	$1.263550	55,479
	2005	$1.068440	$1.116417	53,221
	2004	$1.000000	$1.068440	49,872
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.164906	$1.400726	18,166
Subaccount Inception Date January 12, 2004	2006	$1.080451	$1.164906	19,714
	2005	$1.023390	$1.080451	18,428
	2004	$1.000000	$1.023390	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.251066	$1.294420	125,791
Subaccount Inception Date January 12, 2004	2006	$1.101590	$1.251066	107,807
	2005	$1.070934	$1.101590	59,645
	2004	$1.000000	$1.070934	58,557
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168030	16,270

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111461	1,164
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.956134	0.00
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914699	0.00
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.146516	6,646
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028497	0.00
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057126	0.00
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863440	0.00
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009518	0.00
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911913	0.00
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974703	0.00
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.010007	0.00
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090225	0.00
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.061502	0.00
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998815	0.00
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177007	0.00
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823540	0.00
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982361	0.00
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972408	0.00
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.081603	0.00
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.905020	0.00
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915383	0.00
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953293	0.00
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885867	0.00

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081070	0.00
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073629	0.00
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029880	0.00

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.171155	$1.224074	1,358,499
Subaccount Inception Date January 12, 2004	2006	$1.089628	$1.171155	1,561,960
	2005	$1.053690	$1.089628	1,141,667
	2004	$1.000000	$1.053690	483,632
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.369464	$1.450055	1,506,693
Subaccount Inception Date January 12, 2004	2006	$1.206326	$1.369464	1,509,452
	2005	$1.094471	$1.206326	795,368
	2004	$1.000000	$1.094471	499,542
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.237911	$1.313195	3,892,195
Subaccount Inception Date January 12, 2004	2006	$1.130300	$1.237911	3,810,766
	2005	$1.071383	$1.130300	2,257,771
	2004	$1.000000	$1.071383	800,045
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.316326	$1.394096	4,807,893
Subaccount Inception Date January 12, 2004	2006	$1.177278	$1.316326	3,739,333
	2005	$1.089702	$1.177278	2,093,194
	2004	$1.000000	$1.089702	1,065,423
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.030435	$1.100802	319,197
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.030435	145,864
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.499701	$1.540905	137,000
Subaccount Inception Date January 12, 2004	2006	$1.305855	$1.499701	131,211
	2005	$1.145782	$1.305855	111,554
	2004	$1.000000	$1.145782	6,683
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.372038	$1.262624	131,825
Subaccount Inception Date January 12, 2004	2006	$1.198958	$1.372038	104,329
	2005	$1.132503	$1.198958	15,098
	2004	$1.000000	$1.132503	241
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.049361	$1.878523	145,028
Subaccount Inception Date January 12, 2004	2006	$1.466397	$2.049361	203,011
	2005	$1.315630	$1.466397	74,599
	2004	$1.000000	$1.315630	14,371
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.094260	$1.069948	145,504
Subaccount Inception Date January 12, 2004	2006	$1.084373	$1.094260	174,053
	2005	$1.051461	$1.084373	152,514
	2004	$1.000000	$1.051461	84,908
Transamerica JPMorgan Core Bond VP - Service Class(1)	2007	$1.043861	$1.095824	73,752
Subaccount Inception Date January 12, 2004	2006	$1.022863	$1.043861	71,778
	2005	$1.017634	$1.022863	120,799
	2004	$1.000000	$1.017634	13,953

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.236528	$1.269939	78,167
Subaccount Inception Date January 12, 2004	2006	$1.092210	$1.236528	64,218
	2005	$1.074724	$1.092210	67,929
	2004	$1.000000	$1.074724	47,047
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.226920	$1.217324	114,108
Subaccount Inception Date January 12, 2004	2006	$1.053227	$1.226920	118,439
	2005	$1.030303	$1.053227	91,993
	2004	$1.000000	$1.030303	85,270
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.155746	$1.157671	89,456
Subaccount Inception Date January 12, 2004	2006	$1.060972	$1.155746	47,757
	2005	$1.061423	$1.060972	32,826
	2004	$1.000000	$1.061423	18,845
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.004971	45,796
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.212231	$1.433951	18,954
Subaccount Inception Date January 12, 2004	2006	$1.170619	$1.212231	15,183
	2005	$1.098514	$1.170619	1,834
	2004	$1.000000	$1.098514	106
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.096969	$1.261566	60,636
Subaccount Inception Date January 12, 2004	2006	$1.117205	$1.096969	15,906
	2005	$1.052640	$1.117205	991
	2004	$1.000000	$1.052640	3,871
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.045123	$1.119678	53,241
Subaccount Inception Date January 12, 2004	2006	$1.021468	$1.045123	30,355
	2005	$1.016595	$1.021468	25,111
	2004	$1.000000	$1.016595	6,260
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.332004	$1.351666	116,863
Subaccount Inception Date January 12, 2004	2006	$1.139449	$1.332004	100,070
	2005	$1.114629	$1.139449	30,700
	2004	$1.000000	$1.114629	43,560
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.156758	$1.244635	42,633
Subaccount Inception Date January 12, 2004	2006	$1.136685	$1.156758	44,325
	2005	$1.045545	$1.136685	29,466
	2004	$1.000000	$1.045545	7,469
Transamerica Templeton Global VP – Service Class(2)	2007	$1.275667	$1.444268	123,967
Subaccount Inception Date January 12, 2004	2006	$1.093624	$1.275667	66,294
	2005	$1.035653	$1.093624	31,195
	2004	$1.000000	$1.035653	8,794
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.566214	$1.556726	220,589
Subaccount Inception Date January 12, 2004	2006	$1.373602	$1.566214	247,507
	2005	$1.177373	$1.373602	185,012
	2004	$1.000000	$1.177373	73,880
Transamerica Balanced VP – Service Class(1)	2007	$1.224650	$1.367159	252,522
Subaccount Inception Date January 12, 2004	2006	$1.143621	$1.224650	127,345
	2005	$1.077376	$1.143621	4,549
	2004	$1.000000	$1.077376	999
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.192282	$1.388684	61,356
Subaccount Inception Date January 12, 2004	2006	$1.094172	$1.192282	19,390
	2005	$1.073087	$1.094172	12,936
	2004	$1.000000	$1.073087	7,134

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Service Class(1)	2007	$1.381405	$1.578432	170,049
Subaccount Inception Date January 12, 2004	2006	$1.294267	$1.381405	129,285
	2005	$1.130276	$1.294267	76,142
	2004	$1.000000	$1.130276	25,615
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.337671	$1.616631	67,793
Subaccount Inception Date January 12, 2004	2006	$1.294934	$1.337671	67,826
	2005	$1.134258	$1.294934	39,836
	2004	$1.000000	$1.134258	634
Transamerica Money Market VP – Service Class(1)	2007	$1.031943	$1.064545	571,469
Subaccount Inception Date January 12, 2004	2006	$1.003046	$1.031943	238,387
	2005	$0.992483	$1.003046	365,225
	2004	$1.000000	$0.992483	89,823
Transamerica Science & Technology VP – Service Class(1)	2007	$1.013836	$1.322739	46,696
Subaccount Inception Date January 12, 2004	2006	$1.021727	$1.013836	15,259
	2005	$1.018587	$1.021727	11,212
	2004	$1.000000	$1.018587	14,627
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.453626	$1.780437	219,739
Subaccount Inception Date May 1, 2004	2006	$1.252891	$1.453626	176,274
	2005	$1.123299	$1.252891	102,789
	2004	$1.000000	$1.123299	23,802
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.023585	$1.066157	62,969
Subaccount Inception Date January 12, 2004	2006	$1.008562	$1.023585	49,761
	2005	$1.004258	$1.008562	65,185
	2004	$1.000000	$1.004258	9,993
Transamerica Value Balanced VP – Service Class(1)	2007	$1.267255	$1.328445	31,339
Subaccount Inception Date January 12, 2004	2006	$1.118580	$1.267255	28,092
	2005	$1.069462	$1.118580	22,934
	2004	$1.000000	$1.069462	0
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.168303	$1.406198	45,472
Subaccount Inception Date January 12, 2004	2006	$1.082544	$1.168303	9,119
	2005	$1.024370	$1.082544	10,296
	2004	$1.000000	$1.024370	6,073
PAM Transamerica U.S. Government Securities VP — Service Class(1)	2007	$1.023585	$1.066157	0.00
Subaccount Inception Date January 12, 2004	2006	$1.008562	$1.023585	0
	2005	$1.000000	$1.008562	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.254734	$1.299503	220,796
Subaccount Inception Date January 12, 2004	2006	$1.103733	$1.254734	227,177
	2005	$1.071957	$1.103733	131,800
	2004	$1.000000	$1.071957	108,358
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168404	14,832
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111817	79,980
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.956628	0.00
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914987	0.00
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.146880	0.00

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028829	124,004
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057457	45,703
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863708	0.00
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009844	0.00
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.912200	0.00
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975007	0.00
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.010533	85,993
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090572	46,033
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.062057	0.00
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.999134	0.00
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177386	65,069
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823808	11,573
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982671	23
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972714	11,071
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1,082175	18,112
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.905495	25
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915680	0.00
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953593	0.00
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.886151	25
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081409	58,073
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073971	121,856
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.030204	0.00

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.226456	$
Subaccount Inception Date January 12, 2004	2007	$1.172863		$1.226456	21,950,893
	2006	$1.090692		$1.172863	17,780,460
	2005	$1.054196		$1.090692	13,057,143
	2004	$1.000000		$1.054196	6,701,588
Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.452868	$
Subaccount Inception Date January 12, 2004	2007	$1.371454		$1.452868	62,598,944
	2006	$1.207480		$1.371454	56,059,145
	2005	$1.094982		$1.207480	32,683,905
	2004	$1.000000		$1.094982	17,684,973
Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.315767	$
Subaccount Inception Date January 12, 2004	2007	$1.239728		$1.315767	88,466,273
	2006	$1.131412		$1.239728	85,301,959
	2005	$1.071902		$1.131412	62,676,342
	2004	$1.000000		$1.071902	26,223,695
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.396825	$
Subaccount Inception Date January 12, 2004	2007	$1.318249		$1.396825	165,419,472
	2006	$1.178429		$1.318249	150,092,330
	2005	$1.090230		$1.178429	78,339,723
	2004	$1.000000		$1.090230	28,100,111
Transamerica International Moderate Growth VP – Service Class	2008	$1.101698	$
Subaccount Inception Date May 1, 2006	2007	$1.030768		$1.101698	8,528,289
	2006	$1.000000		$1.030768	3,388,543
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.543893	$
Subaccount Inception Date January 12, 2004	2007	$1.501867		$1.543893	3,495,038
	2006	$1.307095		$1.501867	4,025,600
	2005	$1.146312		$1.307095	2,350,464
	2004	$1.000000		$1.146312	113,004
Transamerica Capital Guardian Value VP – Service Class	2008	$1.265112	$
Subaccount Inception Date January 12, 2004	2007	$1.374053		$1.265112	2,533,271
	2006	$1.200127		$1.374053	3,418,831
	2005	$1.133054		$1.200127	2,003,043
	2004	$1.000000		$1.133054	956,535
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.882175	$
Subaccount Inception Date January 12, 2004	2007	$2.052326		$1.882175	3,594,492
	2006	$1.467798		$2.052326	5,386,808
	2005	$1.316249		$1.467798	3,292,076
	2004	$1.000000		$1.316249	1,651,781
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.072059	$
Subaccount Inception Date January 12, 2004	2007	$1.095858		$1.072059	4,593,319
	2006	$1.085430		$1.095858	6,814,686
	2005	$1.051964		$1.085430	6,514,910
	2004	$1.000000		$1.051964	2,536,735
Transamerica JPMorgan Core Bond VP - Service Class(1)	2008	$1.097942	$
Subaccount Inception Date January 12, 2004	2007	$1.045357		$1.097942	3,440,861
	2006	$1.023833		$1.045357	3,536,806
	2005	$1.018111		$1.023833	2,021,009
	2004	$1.000000		$1.018111	516,091

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.272410	$
Subaccount Inception Date January 12, 2004	2007	$1.238329		$1.272410	383,657
	2006	$1.093260		$1.238329	857,799
	2005	$1.075235		$1.093260	898,759
	2004	$1.000000		$1.075235	853,056
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.219714	$
Subaccount Inception Date January 12, 2004	2007	$1.228722		$1.219714	1,639,428
	2006	$1.054253		$1.228722	1,864,602
	2005	$1.030790		$1.054253	1,459,713
	2004	$1.000000		$1.030790	1,199,447
Transamerica MFS High Yield VP – Service Class	2008	$1.159947	$
Subaccount Inception Date January 12, 2004	2007	$1.157439		$1.159947	734,552
	2006	$1.062008		$1.157439	1,370,080
	2005	$1.061939		$1.062008	1,082,031
	2004	$1.000000		$1.061939	272,650
Transamerica MFS International Equity VP – Service Class	2008	$1.005301	$
Subaccount Inception Date May 1, 2007	2007	$1.000000		$1.005301	676,088
Transamerica Marsico Growth VP – Service Class	2008	$1.436776	$
Subaccount Inception Date January 12, 2004	2007	$1.214016		$1.436776	1,923,750
	2006	$1.171762		$1.214016	2,391,998
	2005	$1.099053		$1.171762	2,282,433
	2004	$1.000000		$1.099053	1,103,114
Transamerica Munder Net50 VP – Service Class	2008	$1.264045	$
Subaccount Inception Date January 12, 2004	2007	$1.098578		$1.264045	1,752,225
	2006	$1.118288		$1.098578	1,340,919
	2005	$1.053142		$1.118288	791,204
	2004	$1.000000		$1.053142	588,059
Transamerica PIMCO Total Return VP – Service Class	2008	$1.121880	$
Subaccount Inception Date January 12, 2004	2007	$1.046662		$1.121880	1,877,173
	2006	$1.022468		$1.046662	1,750,695
	2005	$1.017090		$1.022468	1,315,116
	2004	$1.000000		$1.017090	545,625
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.354313	$
Subaccount Inception Date January 12, 2004	2007	$1.333941		$1.354313	2,946,408
	2006	$1.140548		$1.333941	3,308,229
	2005	$1.115158		$1.140548	2,654,541
	2004	$1.000000		$1.115158	1,109,395
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.247090	$
Subaccount Inception Date January 12, 2004	2007	$1.158460		$1.247090	1,223,144
	2006	$1.137788		$1.158460	2,119,133
	2005	$1.046038		$1.137788	2,776,673
	2004	$1.000000		$1.046038	887,232
Transamerica Templeton Global VP – Service Class	2008	$1.447069	$
Subaccount Inception Date January 12, 2004	2007	$1.277517		$1.447069	4,564,058
	2006	$1.094685		$1.277517	4,328,252
	2005	$1.036150		$1.094685	2,180,053
	2004	$1.000000		$1.036150	773,955
Transamerica Third Avenue Value VP – Service Class	2008	$1.559746	$
Subaccount Inception Date January 12, 2004	2007	$1.568471		$1.559746	8,497,888
	2006	$1.374897		$1.568471	9,377,195
	2005	$1.177910		$1.374897	7,013,399
	2004	$1.000000		$1.177910	2,506,585

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(1)	2007	$1.226427	$1.369808	2,126,335
Subaccount Inception Date January 12, 2004	2006	$1.144720	$1.226427	1,700,807
	2005	$1.077883	$1.144720	576,182
	2004	$1.000000	$1.077883	280,106
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.194028	$1.391399	768,163
Subaccount Inception Date January 12, 2004	2006	$1.095234	$1.194028	773,660
	2005	$1.073591	$1.095234	574,842
	2004	$1.000000	$1.073591	315,647
Transamerica Equity VP – Service Class(1)	2007	$1.383426	$1.581529	10,614,234
Subaccount Inception Date January 12, 2004	2006	$1.295525	$1.383426	11,409,225
	2005	$1.130826	$1.295525	5,276,082
	2004	$1.000000	$1.130826	1,439,964
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.339642	$1.619814	1,787,119
Subaccount Inception Date January 12, 2004	2006	$1.296193	$1.339642	2,187,569
	2005	$1.134801	$1.296193	1,659,773
	2004	$1.000000	$1.134801	1,541,201
Transamerica Money Market VP – Service Class(1)	2007	$1.033454	$1.066625	6,542,781
Subbaccount Inception Date January 12, 2004	2006	$1.004030	$1.033454	5,214,197
	2005	$0.992959	$1.004030	5,467,485
	2004	$1.000000	$0.992959	4,555,720
Transamerica Science & Technology VP – Service Class(1)	2007	$1.015317	$1.325315	632,379
Subaccount Inception Date January 12, 2004	2006	$1.022705	$1.015317	244,083
	2005	$1.019068	$1.022705	339,601
	2004	$1.000000	$1.019068	183,808
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.455505	$1.783618	5,288,410
Subaccount Inception Date May 1, 2004	2006	$1.253895	$1.455505	3,260,354
	2005	$1.123655	$1.253895	2,594,327
	2004	$1.000000	$1.123655	251,948
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.025081	$1.068245	503,358
Subaccount Inception Date January 12, 2004	2006	$1.009539	$1.025081	491,167
	2005	$1.004737	$1.009539	552,723
	2004	$1.000000	$1.004737	270,027
Transamerica Value Balanced VP – Service Class(1)	2007	$1.269098	$1.331041	1,672,190
Subaccount Inception Date January 12, 2004	2006	$1.119667	$1.269098	1,240,354
	2005	$1.069971	$1.119667	1,019,868
	2004	$1.000000	$1.069971	571,632
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.169999	$1.408940	1,632,812
Subaccount Inception Date January 12, 2004	2006	$1.083581	$1.169999	757,663
	2005	$1.024849	$1.083581	503,955
	2004	$1.000000	$1.024849	235,877
PAM Transamerica U.S. Government Securities VP — Service Class(1)	2007	$1.025081	$1.068245	2,524,107
Subaccount Inception Date January 12, 2004	2006	$1.009539	$1.025081	83,026
	2005	$1.004737	$1.009539	18,538
	2004	$1.000000	$1.004737	232,276
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.256568	$1.302036	1,200,240
Subaccount Inception Date January 12, 2004	2006	$1.104801	$1.256568	822,286
	2005	$1.072471	$1.104801	838,388
	2004	$1.000000	$1.072471	414,039
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168595	286,322

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111999	1,213,353
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.956882	0.00
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915135	0.00
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.147062	103,211
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028988	1,863,053
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057631	30,009
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863846	10,864
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.010008	46,220
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.912345	15,624
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975170	0.00
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.010793	4,732,871
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090746	326,437
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.062329	67,304
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.999291	4,749
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177574	300,004
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823937	30,180
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982833	0.00
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972868	6,757
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.082446	32,879
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.905727	53,675
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915826	17,981
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953755	0.00
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.886293	9,778

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081581	327,769
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.074139	1,921,556
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.030368	0.00

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.236094	$
Subaccount Inception Date January 12, 2004	2007	$1.179723		$1.236094	21,715,887
	2006	$1.094917		$1.179723	22,531,688
	2005	$1.056206		$1.094917	13,481,138
	2004	$1.000000		$1.056206	7,438,702
Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.464294	$
Subaccount Inception Date January 12, 2004	2007	$1.137950		$1.464294	34,944,448
	2006	$1.212189		$1.379502	23,839,536
	2005	$1.097088		$1.212189	13,224,932
	2004	$1.000000		$1.097088	7,770,366
Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.326110	$
Subaccount Inception Date January 12, 2004	2007	$1.246994		$1.326110	61,006,548
	2006	$1.135804		$1.246994	49,262,858
	2005	$1.073956		$1.135804	30,062,601
	2004	$1.000000		$1.073956	12,455,817
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.407808	$
Subaccount Inception Date January 12, 2004	2007	$1.325987		$1.407808	89,127,125
	2006	$1.183008		$1.325987	66,689,795
	2005	$1.092308		$1.183008	31,440,134
	2004	$1.000000		$1.092308	10,731,921
Transamerica International Moderate Growth VP – Service Class	2008	$1.105324	$
Subaccount Inception Date May 1, 2006	2007	$1.032112		$1.105324	11,929,706
	2006	$1.000000		$1.032112	4,122,620
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.556026	$
Subaccount Inception Date January 12, 2004	2007	$1.510675		$1.556026	4,030,271
	2006	$1.312176		$1.510675	3,813,350
	2005	$1.148513		$1.312176	2,063,990
	2004	$1.000000		$1.148513	180,955
Transamerica Capital Guardian Value VP – Service Class	2008	$1.275039	$
Subaccount Inception Date January 12, 2004	2007	$1.382093		$1.275039	4,048,893
	2006	$1.204782		$1.382093	4,420,335
	2005	$1.135222		$1.204782	3,354,490
	2004	$1.000000		$1.135222	3,437,050
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.896969	$
Subaccount Inception Date January 12, 2004	2007	$2.064359		$1.896969	4,606,626
	2006	$1.473510		$2.064359	4,592,275
	2005	$1.318771		$1.473510	2,567,797
	2004	$1.000000		$1.318771	1,113,098

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.080495	$
Subaccount Inception Date January 12, 2004	2007	$1.102296		$1.080495	6,034,324
	2006	$1.089647		$1.102296	7,520,084
	2005	$1.053978		$1.089647	6,006,754
	2004	$1.000000		$1.053978	2,847,654
Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.106584	$
Subaccount Inception Date January 12, 2004	2007	$1.051502		$1.106584	3,643,131
	2006	$1.027820		$1.051502	3,508,252
	2005	$1.020058		$1.027820	2,982,337
	2004	$1.000000		$1.020058	2,505,827
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.282414	$
Subaccount Inception Date January 12, 2004	2007	$1.245586		$1.282414	354,935
	2006	$1.097511		$1.245586	344,471
	2005	$1.077296		$1.097511	125,645
	2004	$1.000000		$1.077296	34,763
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.229296	$
Subaccount Inception Date January 12, 2004	2007	$1.235917		$1.229296	2,092,455
	2006	$1.058344		$1.235917	2,075,712
	2005	$1.032766		$1.058344	1,133,099
	2004	$1.000000		$1.032766	951,346
Transamerica MFS High Yield VP – Service Class	2008	$1.169068	$
Subaccount Inception Date January 12, 2004	2007	$1.164231		$1.169068	1,135,840
	2006	$1.066138		$1.164231	1,207,769
	2005	$1.063970		$1.066138	1,336,802
	2004	$1.000000		$1.063970	365,297
Transamerica MFS International Equity VP – Service Class	2008	$1.006623	$
Subaccount Inception Date May 1, 2007	2007	$1.000000		$1.006623	1,158,212
Transamerica Marsico Growth VP – Service Class	2008	$1.448062	$
Subaccount Inception Date January 12, 2004	2007	$1.221131		$1.448062	1,919,598
	2006	$1.176320		$1.221131	1,646,757
	2005	$1.101150		$1.176320	1,944,035
	2004	$1.000000		$1.101150	1,015,581
Transamerica Munder Net50 VP – Service Class	2008	$1.273977	$
Subaccount Inception Date January 12, 2004	2007	$1.105021		$1.273977	1,102,923
	2006	$1.122641		$1.105021	698,522
	2005	$1.055163		$1.122641	917,299
	2004	$1.000000		$1.055163	567,215
Transamerica PIMCO Total Return VP – Service Class	2008	$1.130727	$
Subaccount Inception Date January 12, 2004	2007	$1.052809		$1.130727	3,668,990
	2006	$1.026438		$1.052809	3,244,087
	2005	$1.019031		$1.026438	3,128,295
	2004	$1.000000		$1.019031	1,557,580
Transamerica T. Rowe Price Equity Income VP – Service Class .	2008	$1.364963	$
Subaccount Inception Date January 12, 2004	2007	$1.341767		$1.364963	3,688,324
	2006	$1.144975		$1.341767	2,769,242
	2005	$1.117290		$1.144975	2,437,694
	2004	$1.000000		$1.117290	1,033,205
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.256895	$
Subaccount Inception Date January 12, 2004	2007	$1.165265		$1.256895	1,582,641
	2006	$1.142228		$1.165265	1,212,018
	2005	$1.048051		$1.142228	1,494,414
	2004	$1.000000		$1.048051	883,026

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Templeton Global VP – Service Class	2008	$1.458466	$
Subaccount Inception Date January 12, 2004	2007	$1.285029		$1.458466	2,273,632
	2006	$1.098945		$1.285029	2,083,649
	2005	$1.038135		$1.098945	776,214
	2004	$1.000000		$1.038135	326,218
Transamerica Third Avenue Value VP – Service Class	2008	$1.572021	$
Subaccount Inception Date January 12, 2004	2007	$1.577675		$1.572021	8,632,013
	2006	$1.380259		$1.577675	8,186,835
	2005	$1.180178		$1.380259	5,480,587
	2004	$1.000000		$1.180178	1,738,042
Transamerica Balanced VP – Service Class	2008	$1.380569	$
Subaccount Inception Date January 12, 2004	2007	$1.233614		$1.380569	1,583,382
	2006	$1.149166		$1.233614	760,319
	2005	$1.079942		$1.149166	334,405
	2004	$1.000000		$1.079942	181,833
Transamerica Convertible Securities VP – Service Class	2008	$1.402377	$
Subaccount Inception Date January 12, 2004	2007	$1.201056		$1.402377	1,904,266
	2006	$1.099509		$1.201056	1,788,393
	2005	$1.075663		$1.099509	1,757,514
	2004	$1.000000		$1.075663	566,998
Transamerica Equity VP – Service Class	2008	$1.593982	$
Subaccount Inception Date January 12, 2004	2007	$1.391553		$1.593982	4,986,942
	2006	$1.300564		$1.391553	4,668,529
	2005	$1.132991		$1.300564	2,107,846
	2004	$1.000000		$1.132991	1,309,387
Transamerica Growth Opportunities VP – Service Class	2008	$1.632524	$
Subaccount Inception Date January 12, 2004	2007	$1.347477		$1.632524	2,104,212
	2006	$1.301223		$1.347477	1,551,162
	2005	$1.136968		$1.301223	1,187,706
	2004	$1.000000		$1.136968	601,677
Transamerica Money Market VP – Service Class	2008	$1.075000	$
Subaccount Inception Date January 12, 2004	2007	$1.039507		$1.075000	8,460,721
	2006	$1.007928		$1.039507	3,306,453
	2005	$0.994856		$1.007928	2,316,834
	2004	$1.000000		$0.994856	1,604,429
Transamerica Science & Technology VP – Service Class	2008	$1.335741	$
Subaccount Inception Date January 12, 2004	2007	$1.021278		$1.335741	943,173
	2006	$1.026695		$1.021278	93,610
	2005	$1.021023		$1.026695	44,141
	2004	$1.000000		$1.021023	46,702
Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.796565	$
Subaccount Inception Date May 1, 2004	2007	$1.463168		$1.796565	5,518,761
	2006	$1.258018		$1.463168	3,818,567
	2005	$1.125134		$1.258018	2,243,702
	2004	$1.000000		$1.125134	287,684
Transamerica U.S. Government Securities VP – Service Class	2008	$1.076633	$
Subaccount Inception Date January 12, 2004	2007	$1.031095		$1.076633	594,485
	2006	$1.013462		$1.031095	911,468
	2005	$1.006658		$1.013462	766,510
	2004	$1.000000		$1.006658	344,681

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Value Balanced VP – Service Class	2008	$1.341495	$
Subaccount Inception Date January 12, 2004	2007	$1.276531		$1.341495	1,675,351
	2006	$1.124023		$1.276531	1,528,939
	2005	$1.072028		$1.124023	1,914,056
	2004	$1.000000		$1.072028	1,636,832
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.420047	$
Subaccount Inception Date January 12, 2004	2007	$1.176887		$1.420047	1,043,065
	2006	$1.087808		$1.176887	405,818
	2005	$1.026824		$1.087808	260,663
	2004	$1.000000		$1.026824	135,312
PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.076633	$
Subaccount Inception Date January 12, 2004	2007	$1.031095		$1.076633	2,244,597
	2006	$1.013462		$1.031095	30,086
	2005	$1.006658		$1.013462	46,321
	2004	$1.000000		$1.006658	2,844
Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$1.312266	$
Subaccount Inception Date January 12, 2004	2007	$1.263927		$1.312266	1,132,105
	2006	$1.109095		$1.263927	876,922
	2005	$1.074523		$1.109095	364,432
	2004	$1.000000		$1.074523	270,086
ProFund VP Asia 30	2008	$1.169336	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.169336	491,315
ProFund VP Basic Materials	2008	$1.112700	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.112700	856,967
ProFund VP Bull	2008	$0.957874	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$0.957874	22,732
ProFund VP Consumer Services	2008	$0.915722	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.915722	0.00
ProFund VP Emerging Markets	2008	$1.147797	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.147797	209,777
ProFund VP Europe 30	2008	$1.029646	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.029646	695,548
ProFund VP Falling US Dollar	2008	$1.058302	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.058302	49,043
ProFund VP Financials	2008	$0.864405	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.864405	23,762
ProFund VP International	2008	$1.010646	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.010646	18,956
ProFund VP Japan	2008	$0.912928	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.912928	0.00
ProFund VP Mid-Cap	2008	$0.975794	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.975794	0.00
ProFund VP Money Market	2008	$1.011855	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$1.011855	1,966,107
ProFund VP Oil & Gas	2008	$1.091443	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.091443	401,354
ProFund VP NASDAQ-100	2008	$1.063447	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$1.063447	66,698

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
ProFund VP Pharmaceuticals	2008	$0.999931	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.999931	0.00
ProFund VP Precious Metals	2008	$1.178332	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.178332	512,678
ProFund VP Short Emerging Markets	2008	$0.824467	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.824467	0.00
ProFund VP Short International	2008	$0.983459	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.983459	0.00
ProFund VP Short NASDAQ-100	2008	$0.973485	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.973485	13,824
ProFund VP Short Small-Cap	2008	$1.083578	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$1.083578	30,149
ProFund VP Small-Cap	2008	$0.906677	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$0.906677	0.00
ProFund VP Small-Cap Value	2008	$0.916408	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.916408	0.00
ProFund VP Telecommunications	2008	$0.954360	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.954360	2,474
ProFund VP UltraSmall-Cap	2008	$0.886857	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.886857	0.00
ProFund VP U.S. Government Plus	2008	$1.082268	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.082268	217,734
ProFund VP Utilities	2008	$1.074825	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.074825	759,474
Access VP High Yield FundSM	2008	$1.031031	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.031031	2,972

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.238522	$
Subaccount Inception Date January 12, 2004	2007	$1.181464		$1.238522	14,733,665
	2006	$1.095988		$1.181464	14,430,621
	2005	$1.056719		$1.095988	12,235,089
	2004	$1.000000		$1.056719	7,503,001
Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.467189	$
Subaccount Inception Date January 12, 2004	2007	$1.381527		$1.467189	26,847,935
	2006	$1.213363		$1.381527	25,275,163
	2005	$1.097614		$1.213363	20,537,855
	2004	$1.000000		$1.097614	10,035,215
Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.328693	$
Subaccount Inception Date January 12, 2004	2007	$1.248802		$1.328693	44,798,869
	2006	$1.136894		$1.248802	44,855,307
	2005	$1.074467		$1.136894	38,446,637
	2004	$1.000000		$1.074467	22,424,620

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.410558	$
Subaccount Inception Date January 12, 2004	2007	$1.327918		$1.410558	74,341,269
	2006	$1.184151		$1.327918	66,333,637
	2005	$1.092831		$1.184151	45,633,076
	2004	$1.000000		$1.092831	18,940,718
Transamerica International Moderate Growth VP – Service Class		$1.106246
Subaccount Inception Date May 1, 2006	2008	$1.106246	$
	2007	$1.032458		$1.106246	3,391,652
	2006	$1.000000		$1.032458	1,315,507
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.559110	$
Subaccount Inception Date January 12, 2004	2007	$1.512915		$1.559110	1,811,798
	2006	$1.313474		$1.512915	2,342,337
	2005	$1.149081		$1.313474	1,053,249
	2004	$1.000000		$1.149081	180,932
Transamerica Capital Guardian Value VP – Service Class	2008	$1.277534	$
Subaccount Inception Date January 12, 2004	2007	$1.384111		$1.277534	1,249,142
	2006	$1.205949		$1.384111	1,242,159
	2005	$1.135763		$1.205949	1,162,876
	2004	$1.000000		$1.135763	671,525
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.900683	$
Subaccount Inception Date January 12, 2004	2007	$2.067380		$1.900683	2,679,802
	2006	$1.474943		$2.067380	3,805,594
	2005	$1.319407		$1.474943	2,790,656
	2004	$1.000000		$1.319407	1,226,832
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.082598	$
Subaccount Inception Date January 12, 2004	2007	$1.038970		$1.082598	3,722,063
	2006	$1.090700		$1.103897	4,817,706
	2005	$1.054486		$1.090700	5,230,056
	2004	$1.000000		$1.054486	2,845,832
Transamerica JPMorgan Core Bond VP - Service Class	2008	$1.108765	$
Subaccount Inception Date January 12, 2004	2007	$1.053040		$1.108765	960,657
	2006	$1.028816		$1.053043	1,134,018
	2005	$1.020550		$1.028816	790,305
	2004	$1.000000		$1.020550	578,796
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.284944	$
Subaccount Inception Date January 12, 2004	2007	$1.247416		$1.284944	1,167,784
	2006	$1.098576		$1.247416	796,705
	2005	$1.077814		$1.098576	1,054,002
	2004	$1.000000		$1.077814	1,591,931
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.231692	$
Subaccount Inception Date January 12, 2004	2007	$1.237717		$1.231692	1,178,963
	2006	$1.059368		$1.237717	1,211,730
	2005	$1.033259		$1.059368	1,239,124
	2004	$1.000000		$1.033259	1,141,234
Transamerica MFS High Yield VP – Service Class	2008	$1.171341	$
Subaccount Inception Date January 12, 2004	2007	$1.165918		$1.171341	494,975
	2006	$1.067163		$1.165918	1,546,606
	2005	$1.064471		$1.067163	285,552
	2004	$1.000000		$1.064471	280,788
Transamerica MFS International Equity VP – Service Class	2008	$1.006958	$
Subaccount Inception Date May 1, 2007	2007	$1.000000		$1.006958	583,903

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Marsico Growth VP – Service Class	2008	$1.450893	$
Subaccount Inception Date January 12, 2004	2007	$1.222909		$1.450893	689,877
	2006	$1.177448		$1.222909	619,802
	2005	$1.101675		$1.177448	539,799
	2004	$1.000000		$1.101675	389,681
Transamerica Munder Net50 VP – Service Class	2008	$1.276482	$
Subaccount Inception Date January 12, 2004	2007	$1.106643		$1.276482	421,654
	2006	$1.123731		$1.106643	326,280
	2005	$1.055671		$1.123731	337,135
	2004	$1.000000		$1.055671	316,895
Transamerica PIMCO Total Return VP – Service Class	2008	$1.132924	$
Subaccount Inception Date January 12, 2004	2007	$1.054338		$1.132924	1,535,592
	2006	$1.027433		$1.054338	1,379,971
	2005	$1.019517		$1.027433	1,409,730
	2004	$1.000000		$1.019517	647,922
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.367637	$
Subaccount Inception Date January 12, 2004	2007	$1.343728		$1.367637	1,762,404
	2006	$1.146093		$1.343728	1,550,484
	2005	$1.117827		$1.146093	1,791,077
	2004	$1.000000		$1.117827	1,192,977
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.259355	$
Subaccount Inception Date January 12, 2004	2007	$1.166953		$1.259355	831,582
	2006	$1.143320		$1.166953	1,396,740
	2005	$1.048551		$1.143320	2,664,103
	2004	$1.000000		$1.048551	424,410
Transamerica Templeton Global VP – Service Class	2008	$1.461312	$
Subaccount Inception Date January 12, 2004	2007	$1.286892		$1.461312	1,924,779
	2006	$1.100008		$1.286892	1,917,576
	2005	$1.038628		$1.100008	968,060
	2004	$1.000000		$1.038628	986,140
Transamerica Third Avenue Value VP – Service Class	2008	$1.575116	$
Subaccount Inception Date January 12, 2004	2007	$1.580003		$1.575116	5,437,812
	2006	$1.381608		$1.580003	5,901,527
	2005	$1.180749		$1.381608	4,569,962
	2004	$1.000000		$1.180749	2,201,142
Transamerica Balanced VP – Service Class	2008	$1.383300	$
Subaccount Inception Date January 12, 2004	2007	$1.235435		$1.383300	775,121
	2006	$1.150301		$1.235435	643,570
	2005	$1.080469		$1.150301	441,236
	2004	$1.000000		$1.080469	426,075
Transamerica Convertible Securities VP – Service Class	2008	$1.405090	$
Subaccount Inception Date January 12, 2004	2007	$1.202787		$1.405090	530,552
	2006	$1.100560		$1.202787	530,249
	2005	$1.076169		$1.100560	505,776
	2004	$1.000000		$1.076169	213,495
Transamerica Equity VP – Service Class	2008	$1.597073	$
Subaccount Inception Date January 12, 2004	2007	$1.393568		$1.597073	4,966,750
	2006	$1.301820		$1.393568	5,004,670
	2005	$1.133532		$1.301820	3,094,460
	2004	$1.000000		$1.133532	2,090,656

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Transamerica Growth Opportunities VP – Service Class	2008	$1.635742	$
Subaccount Inception Date January 12, 2004	2007	$1.349470		$1.635742	1,161,648
	2006	$1.302497		$1.349470	1,128,273
	2005	$1.137520		$1.302497	898,940
	2004	$1.000000		$1.137520	590,910
Transamerica Money Market VP – Service Class	2008	$1.077129	$
Subaccount Inception Date January 12, 2004	2007	$1.041050		$1.077129	3,860,358
	2006	$1.008922		$1.041050	2,299,227
	2005	$0.995342		$1.008922	3,530,333
	2004	$1.000000		$0.995342	3,399,298
Transamerica Science & Technology VP – Service Class	2008	$1.338358	$
Subaccount Inception Date January 12, 2004	2007	$1.022769		$1.338358	478,138
	2006	$1.027685		$1.022769	94,125
	2005	$1.021512		$1.027685	104,006
	2004	$1.000000		$1.021512	115,795
Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.799817	$
Subaccount Inception Date May 1, 2004	2007	$1.465093		$1.799817	2,852,907
	2006	$1.259050		$1.465093	1,606,608
	2005	$1.125499		$1.259050	1,612,485
	2004	$1.000000		$1.125499	280,786
Transamerica U.S. Government Securities VP – Service Class	2008	$1.078770	$
Subaccount Inception Date January 12, 2004	2007	$1.032619		$1.078770	574,423
	2006	$1.014459		$1.032619	385,218
	2005	$1.007147		$1.014459	384,076
	2004	$1.000000		$1.007147	525,455
Transamerica Value Balanced VP – Service Class	2008	$1.344145	$
Subaccount Inception Date January 12, 2004	2007	$1.278416		$1.344145	642,026
	2006	$1.125117		$1.278416	669,707
	2005	$1.072534		$1.125117	835,699
	2004	$1.000000		$1.072534	408,280
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.422831	$
Subaccount Inception Date January 12, 2004	2007	$1.178603		$1.422831	1,235,573
	2006	$1.088865		$1.178603	1,142,007
	2005	$1.027325		$1.088865	914,108
	2004	$1.000000		$1.027325	846,034
PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.078770	$
Subaccount Inception Date January 12, 2004	2007	$1.032619		$1.078770	1,112,969
	2006	$1.014459		$1.032619	28,050
	2005	$1.007147		$1.014459	10,986
	2004	$1.000000		$1.007147	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$1.314839	$
Subaccount Inception Date January 12, 2004	2007	$1.265780		$1.314839	1,171,464
	2006	$1.110169		$1.265780	773,524
	2005	$1.075035		$1.110169	702,915
	2004	$1.000000		$1.075035	382,634
ProFund VP Asia 30	2008	$1.169526	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.169526	288,851
ProFund VP Basic Materials	2008	$1.112879	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.112879	842,640
ProFund VP Bull	2008	$0.958122	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$0.958122	138,272

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
ProFund VP Consumer Services	2008	$0.915866	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.915866	0.00
ProFund VP Emerging Markets	2008	$1.147982	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.147982	91,400
ProFund VP Europe 30	2008	$1.029815	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.029815	1,187,307
ProFund VP Falling US Dollar	2008	$1.058469	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.058469	18,740
ProFund VP Financials	2008	$0.864541	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.864541	2,573
ProFund VP International	2008	$1.010814	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.010814	65,581
ProFund VP Japan	2008	$0.913075	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.913075	45,859
ProFund VP Mid-Cap	2008	$0.975945	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.975945	0.00
ProFund VP Money Market	2008	$1.012111	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$1.012111	7,426,750
ProFund VP Oil & Gas	2008	$1.091613	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.091613	307,483
ProFund VP NASDAQ-100	2008	$1.063719	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$1.063719	51,137
ProFund VP Pharmaceuticals	2008	$1.000086	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.000086	0.00
ProFund VP Precious Metals	2008	$1.178522	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.178522	54,506
ProFund VP Short Emerging Markets	2008	$0.824593	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.824593	0.00
ProFund VP Short International	2008	$0.983612	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.983612	16,120
ProFund VP Short NASDAQ-100(4)	2008	$0.973637	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.973637	14,232
ProFund VP Short Small-Cap	2008	$1.083859	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$1.083859	13,154
ProFund VP Small-Cap	2008	$0.906913	$
Subaccount Inception Date July 1, 2007	2007	$1.000000		$0.906913	8,258
ProFund VP Small-Cap Value	2008	$0.916559	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.916559	20,893
ProFund VP Telecommunications	2008	$0.954517	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.954517	1,170
ProFund VP UltraSmall-Cap	2008	$0.887004	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$0.887004	0.00
ProFund VP U.S. Government Plus	2008	$1.082444	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.082444	595,500
ProFund VP Utilities	2008	$1.074995	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.074995	1,362,559

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV		# Units
Access VP High Yield FundSM	2008	$1.031187	$
Subaccount Inception Date September 6, 2007	2007	$1.000000		$1.031187	0.00

(1)

Transamerica Series Trust - All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	Formerly known as Templeton Transamerica Global.

(3)	Formerly known as ProFund VP OTC.

(4)

Formerly known as ProFund VP Short OTC. The Transamerica Index 50 VP - Service Class and Transamerica Index 75 VP - Service Class had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

77

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a	)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the separate Account. Note 3

(2)			Not Applicable.

(3)	(a	)	Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate investment accounts, and AFSG Securities Corporation. Note 3

	(a	)(1)	First Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate Account, and AFSG Securities Corporation. Note 3

	(a	)(2)	Second Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 8

	(a	)(3)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 15

	(a	)(4)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 15

	(a	)(5)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 16

	(a	)(6)	Principal Underwriting Agreement. Note 21

	(a	)(7)	Amendment No. 1 to Principal Underwriting Agreement. Note 21

	(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1

	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 18

(4)	(a	)	Form of Policy. Note 3

	(b	)	Form of Enhanced Death Benefit Rider (Return of Premium). Note 3

	(c	)	Form of Enhanced Death Benefit Rider (Annual Step-Up). Note 3

	(d	)	Form of Enhanced Death Benefit Rider (Double Enhanced). Note 3

	(e	)	Form of Enhanced Death Benefit Rider (Roll-Up). Note 3

	(f	)	Form of Surrender Charge Modification Rider (Liquidity Rider). Note 3

	(g	)	Form of Additional Death Benefit Rider (Bee-Extra II). Note 3

	(h	)	Form of Premium Enhancement Rider. Note 12

	(i	)	Form of C-Share Rider. Note 12

	(j	)	Form of 5 For Life Rider. Note 12

	(k	)	Form of Living Benefits Rider (GPS). Note 11

	(l	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 13

	(m	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 13

	(n	)	Form of Income select for life. Note 14

	(o	)	Form of Retirement Income Choice Rider. Note 18

	(p	)	Form of Rider (Retirement Income Choice Double Withdrawal Base Benefit) Note 21

	(q	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 21

	(r	)	Form of Policy Rider (Retirement Income Choice 1, 2 GMIB) Note 23

(5)	(a	)	Form of Application. Note 8

	(b	)	Form of Application. Note 23

(6)	(a	)	Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 3

	(b	)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 3

(7)	(a	)	Reinsurance Agreement (TIRe). Note 2

	(b	)	Reinsurance Agreement (GPHRe). Note 3

(8)	(a	)	Participation Agreement between WRL Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 3

	(a	)(1)	Amendment No. 21 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 8

	(a	)(2)	Amendment No. 22 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. dated December 1, 2003 Note 9

	(a	)(3)	Amendment No. 24 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 12

	(a	)(4)	Amendment No. 25 to Participation Agreement (ATST) Note 12.

(8)	(a	)(5)	Amendment No. 26 to Participation Agreement (ATST) Note 14.

	(a	)(6)	Amendment No. 29 to Participation Agreement (TST). Note 20.

	(a	)(7)	Amendment No. 30 to Participation Agreement (TST). Note 21.

(8)	(b	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. Note 4

	(b	)(1)	Amendment No. 1 dated March 15, 2000 to Participation Agreement—Variable Insurance Products Fund II. Note 5

	(b	)(2)	Amendment No. 2 dated April 12, 2001 to Participation Agreement Variable Insurance Products Fund II. Note 6

	(b	)(3)	Amendment No. 3 dated September 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 8

(8)	(b	)(4)	Amendment No. 4 dated December 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 9

(8)	(c	)	Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2003. Notes 7

(8)	(c	)(1)	Amendment No. 1 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated September 1, 2003. Note 8

(8)	(c	)(2)	Amendment No. 2 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated December 1, 2003. Note 9

(8)	(c	)(3)	Amended and Restated Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. Note 9

(8)	(d	)	Participation Agreement (ProFunds). Note 15

	(d	)(2)	Amendment No. 2 to Participation Agreement (ProFund). Note 19.

(8)	(e	)	Participation Agreement (AllianceBernstein). Note 22

(8)	(f	)	Participation Agreement (Franklin Templeton). Note 22

(9)	(a)		Opinion and Consent of Counsel. Note 23

	(b)		Consent of Counsel. Note 23

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 23

	(b	)	Opinion and Consent of Actuary. Note 14

(11)			Not applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 14

(14)			Powers of Attorney. (Charles T. Boswell, Brenda K. Clancy, Arthur Schneider, John Hunter and Timmy L. Stonehocker) (Eric J. Martin) Note 22.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 333-93969) on April 14, 2003.

Note 3.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-108525) on September 5, 2003.

Note 4.	Incorporated herein by reference to Initial Registration Statement to Form S-6 (File No. 333-57681) dated September 23, 1999.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-93169) Filed on April 10, 2000.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form S-6 (File No. 33-69138) dated April 16, 2001.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-100993) dated April 22, 2003.

Note 8.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) dated December 19, 2003.

Note 9.	Filed with Post-Effective Amendment No.1 Form N-4 (File No. 333-108525) dated April 29, 2004.

Note 10.	Filed with Post-Effective Amendment No.2 to Form N-4 Registration Statement (File No. 333-108525) dated January 7, 2005.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 12.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-108525) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) dated December 13, 2005.

Note 14.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-108525) dated April 26, 2006.

Note 15.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.

Note 16.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration (File No. 333-108525) dated April 30, 2007.

Note 17.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007.

Note 18.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration (File No. 333-108525) dated December 21, 2007.

Note 19.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration (File No. 333-145461) dated October 23, 2007.

Note 20.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration (File No. 333-108525) dated April 29, 2008.

Note 21.	Filed with Post-Effective Amendment No. 13 to Form N-4 Registration (File No. 333-108525) dated November 6, 2008.

Note 22.	Filed herewith.

Note 23.	To be filed by Amendment.

Item 25.	Directors and Officers of the Depositor (Western Reserve Life Assurance Co. of Ohio)

Name and Business Address	Principal Positions and Offices with Depositor
Charles T. Boswell 570 Carillon Parkway St. Petersburg, FL 33716	Director and Chief Executive Officer

Darin D. Smith 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President, Assistant Secretary and Division General Counsel

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Arthur Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President, Chief Tax Officer

Eric Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller, and Vice President

John Hunter 4333 Edgewood Rd NE Cedar Rapids, IA 52499-0001	Director, and Chief Financial Officer

Timmy L. Stonehocker 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of December 31, 2008, there were 22,435 Contract owners.

Item 28. Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Blake S. Bostwick	(2)	Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$8,197,025	0	0	0

(1)	Fiscal Year 2008

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 2nd day of February, 2009.

SEPARATE ACCOUNT VA U

WESTERN RESERVE LIFE
ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and	, 2009
Timmy L. Stonehocker	Chairman of the Board

*	Director and Chief	, 2009
Charles T. Boswell	Executive Officer

*	Director and President	, 2009
Brenda K. Clancy

*	Director and	, 2009
John Hunter	Chief Financial Officer

*	Director, Senior Vice	, 2009
Arthur Schneider	President, and Chief
Tax Officer

/s/ Darin D. Smith	Vice President,	February 2, 2009
Darin D. Smith	Assistant Secretary and
APS General Counsel

*	Corporate Controller	, 2009
Eric J. Martin	and Vice President

*	By Darin D. Smith, Attorney-in-Fact

Registration No. 333-108525

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA U

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(e)	Participation Agreement (AllianceBernstein)

8(f)	Participation Agreement (Franklin Templeton)

14	Powers of Attorney

*	Page numbers included only in manually executed original.